Prospectus

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Socially Responsible Funds

Calvert Social Investment Fund (CSIF)

       - Balanced Portfolio

       - Equity Portfolio

       - Enhanced Equity Portfolio

       - Bond Portfolio

       - Money Market Portfolio

Calvert Social Index Fund

Calvert Large Cap Growth Fund

Calvert Capital Accumulation Fund

Calvert World Values International Equity Fund

Calvert New Vision Small Cap Fund

January 31, 2003

PROSPECTUS

January 31, 2003

About the Funds

Investment Objective, Strategy, Past Performance

2       CSIF Balanced

5       CSIF Equity

8       Calvert Social Index Fund

11      CSIF Enhanced Equity

15      Calvert Large Cap Growth

18      Calvert Capital Accumulation

21      Calvert World Values International Equity

24      Calvert New Vision Small Cap

27      CSIF Bond

30      CSIF Money Market

32      Fees and Expenses

39      Investment Practices and Risks

About Social Investing

48      Investment Selection Process

48      Socially Responsible Investment Criteria

51      High Social Impact Investments

52      Special Equities

52      Manager Discovery Program

53      Shareholder Advocacy and Social Responsibility

About Your Investment

53      About Calvert

54      Subadvisors and Portfolio Managers

57      Advisory Fees

57      How to Buy Shares

57      Getting Started

58      Choosing a Share Class

60      Calculation of CDSC/Waiver

61      Distribution and Service Fees

62      Next Step -- Account Application

63      Important -- How Shares are Priced

64      When Your Account Will be Credited

64      Other Calvert Features

         (Exchanges, Minimum Account Balance, etc.)

67      Dividends, Capital Gains and Taxes

69      How to Sell Shares

71      Financial Highlights

98      Exhibit A- Reduced Sales Charges (Class A)

101    Exhibit B- Service Fees and Other Arrangements with Dealers

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These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CSIF Balanced

Advisor	Calvert Asset Management Company, Inc.
Subadvisors	Brown Capital Management, Inc.
SSgA Funds Management, Inc.
Manager Discovery Program TM (see page 54)

Objective

CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

Principal Investment Strategies

The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value.  The Fund is, primarily, a large cap core U.S. domestic portfolio, although it may have other investments, including some foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement.  The fixed income portion reflects an active trading strategy, seeking total return, and focuses on a duration target approximating the Lehman Aggregate Bond Index.

Equity investments are selected by the Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-	The market prices of stocks or bonds decline
-	The individual stocks and bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result
-	For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct
-	For the fixed-income securities held in the Fund, the credit quality of the securities deteriorates such as an event of bankruptcy
-

For the foreign securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar

-	The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

The active trading strategy for the fixed-income portion of the Fund may cause the Fund to have, relative to other balanced funds, a high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Balanced Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, the Russell 1000 Index, the Lehman Aggregate Bond Index, and the Lehman US Credit Index, widely recognized, unmanaged indexes of common stock and bonds prices, respectively. It also shows the Fund's returns compared to the Lipper Balanced Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund recently changed its passive (unmanaged) index from the Standard & Poor's 500 Index to the more closely correlated Russell 1000 Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that youmay be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Balanced

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 '98	12.42%
Worst Quarter (of periods shown)	Q3 '01	(10.58%)

Average Annual Total Returns(as of 12-31-02)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CSIF Balanced Class A:
Return before taxes	(16.61%)	(0.67%)	4.76%
Return after taxes on distributions	(17.32%)	(2.51%)	2.32%
Return after taxes on distributions
and sale of Fund shares	(10.18%)	(0.80%)	3.08%
CSIF Balanced: Class B	(17.69%)	N/A	N/A
CSIF Balanced: Class C	(14.20%)	(0.73%)	N/A
S&P 500 Index Monthly Reinvested	(22.09%)	(0.58%)	9.34%
Russell 1000 Index	(21.65%)	(0.58%)	9.19%
Lehman Aggregate Bond Index TR	10.25%	7.55%	7.51%
Lehman US Credit Index	10.53%	7.28%	7.86%
Lipper Balanced Funds Average	(11.71%)	1.37%	7.19%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Equity

Advisor	Calvert Asset Management Company, Inc.
Subadvisor	Atlanta Capital Management Company, L.L.C.

Objective

CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal Investment Strategies

The Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-	The stock market goes down
-	The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Equity

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 '98	26.98%
Worst Quarter (of periods shown)	Q3 '98	(17.56%)

Average Annual Total Returns(as of 12-31-02)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CSIF Equity Class A:
Return before taxes	(18.97%)	4.46%	6.91%
Return after taxes on distributions	(18.98%)	3.86%	5.32%
Return after taxes on distributions
and sale of Fund shares	(11.63%)	3.65%	5.07%
CSIF Equity: Class B	(19.89%)	N/A	N/A
CSIF Equity: Class C	(16.47%)	4.54%	N/A
S&P 500 Index Monthly Reinvested	(22.09%)	(0.58%)	9.34%
Lipper Multi-Cap Core Funds Average	(21.75%)	(0.68%)	8.14%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Social Index Fund

Advisor	Calvert Asset Management Company, Inc.
Subadvisor	World Asset Management,
a division of Munder Capital Management

Objective

Calvert Social Index Fund seeks to match the performance of the Calvert Social Index™, which measures the investment return of large- and mid-capitalization stocks.

Principal investment strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index.  The Fund uses a replication index method, investing in each stock in the Index in about the same proportion as represented in the Index itself.

Calvert Social Index

The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total  market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2002, there were 635 companies in the Index, though this number will change over time due to company mergers or changes due to our evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest companies. The Index is also reviewed quarterly to adjust for social criteria, sector weightings against the 40% limitation on exposure to any one sector, share adjustments, etc.

The socially responsible criteria are described in the section "Socially Responsible Investment Criteria". Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-	The stock market or the Calvert Social Index goes down
-

An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly

  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Social Index Fund Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Calvert Social Index. It also shows the Fund's returns compared to the Lipper Large-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Social Index Fund

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 '01	13.58%
Worst Quarter (of periods shown)	Q3 '02	(17.76%)

Average Annual Total Returns(as of 12-31-02)

(with maximum sales charge deducted)

	1 year	Since Inception1
Calvert Social Index Fund Class A:
Return before taxes	(28.28%)	(22.53%)
Return after taxes on distributions	(28.40%)	(22.65%)
Return after taxes on distributions
and sale of Fund shares	(17.36%)	(17.31%)
Calvert Social Index Fund: Class B	(29.19%)	(23.03%)
Calvert Social Index Fund: Class C	(26.23%)	(21.78%)
Calvert Social Index	(24.09%)	(20.44%)
Lipper Large-Cap Growth Funds Avg.	(28.63%)	(27.34%)

1Since inception Class A (6/30/00).

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Enhanced Equity

Advisor	Calvert Asset Management Company, Inc.
Subadvisor	SSgA Funds Management, Inc.

Objective

CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics.  The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance.  Each security identified for potential investment is ranked according to three separate measures: growth, value, and momentum of market sentiment.  These three measures are combined to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis-à-vis the Russell 1000 Index.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $11 billion.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-	The stock market or the Russell 1000 Index goes down
-

  The individual stocks in the Fund or the enhanced equity modeling portfolio do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

-

  The enhanced equity fund has operating expenses; a market index does not.  The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.   The Fund is not sponsored, sold, promoted, or endorsed by the Frank Russell Company.

Tracking the Index

The Subadvisor expects the annual tracking error, relative to the return of the Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor.  The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns.  Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

CSIF Enhanced Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows the performance of the Class A shares for each calendar year. The table compares the Fund's performance over time to that of the Russell 1000 Index, a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Large-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Enhanced Equity

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 '99	14.59%
Worst Quarter (of periods shown)	Q3 '02	(16.05%)

Average Annual Total Returns(as of 12-31-02)

(with maximum sales charge deducted)

	1 year	Since Inception1
CSIF Enhanced Equity Class A:
Return before taxes	(21.44%)	(2.89%)
Return after taxes on distributions	(21.42%)	(2.79%)
Return after taxes on distributions
and sale of Fund shares	(13.14%)	(2.16%)
CSIF Enhanced Equity: Class B	(22.61%)	N/A
CSIF Enhanced Equity: Class C	(19.40%)	N/A
Russell 1000 Index	(21.65%)	(3.47%)
Lipper Large-Cap Core Funds Avg.	(23.49%)	(4.72%)

1Since inception Class A (4/30/98).

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Large Cap Growth

Advisor	Calvert Asset Management Company, Inc.
Subadvisor	Bridgeway Capital Management, Inc.

Investment Objective

Calvert Large Cap Growth Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal Investment Strategies

The Fund invests in a diversified portfolio of common stocks of companies which meet the Fund's investment and social criteria. Under normal circumstances, the Fund will invest at least 80% of its net assets in large cap companies. The Fund defines "large cap" companies as those whose market capitalization falls within the range of the S&P 500. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

A secondary portfolio strategy is the use of exchange-traded, "traditional" stock index options and futures. These investments help to keep the long-term average market risk of the Fund roughly equal to the market itself. At any one point in time however, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor believe that the use of these instruments is conservative; it does not try to leverage overall market risk in the long term.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-	The stock market goes down
-	The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result
-	The use of stock index futures and options could add to, rather than decrease, risk

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Large Cap Growth Performance*

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Multi-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. Class A, B and C shares have an actual inception date of 10/31/00. However, Class I Shares (not offered in this prospectus) have an inception date of 8/5/94. In the bar chart, and in the table Class A return before taxes, performance results before 10/31/00 are for Class I. Because Class I had lower expenses, its return was restated to reflect the fees and expenses for Class A shares. After-tax returns are shown only for Class A shares and do not link to Class I. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The return for the Fund's classes of shares offered by this prospectus will differ from the returns shown in the bar chart, depending upon the expenses of that class and any applicable sales charge. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

* Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00.  Thus the following performance results for the Calvert Large Cap Growth Fund for periods prior to that date reflect the performance of the Bridgeway Social Responsibility Portfolio.

Calvert Large Cap Growth

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 '99	40.66%
Worst Quarter (of periods shown)	Q1 '01	(23.01%)

Average Annual Total Returns(as of 12-31-02)

(with maximum sales charge deducted)

	1 year	5 years	Since1
			Inception
Calvert Large Cap Growth Fund Class A:
Return before taxes	(25.00%)	1.00%	8.17%
Return after taxes on distributions	(25.00%)	N/A	N/A
Return after taxes on distributions
and sale of Fund shares	(15.35%)	N/A	N/A
Calvert Large Cap Growth Fund
Class B	(25.91%)	N/A	N/A
Calvert Large Cap Growth Fund
Class C	(22.79%)	N/A	N/A
Lipper Multi-Cap Growth Funds Avg.	(29.92%)	(2.27%)	6.67%
S&P 500 Index Monthly Reinvested	(22.09%)	(0.58%)	9.54%

1Since inception Class A (8/31/94).

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Capital Accumulation

Advisor	Calvert Asset Management Company, Inc.
Subadvisor	Brown Capital Management, Inc.

Objective

Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

Investments are primarily in the common stocks of mid-size companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines mid-cap companies as those within the range of market capitalizations of the Russell MidCap Growth Index. Most companies in the Index have a capitalization of $500 million to $15 billion.  Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations.  The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-	The stock market goes down
-	The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result
-	The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.
-	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Capital Accumulation Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Fund's Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's Mid-Cap 400 Index, and the Russell Midcap Growth Index. It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund recently changed its passive (unmanaged) index from the Standard & Poor's Mid-Cap 400 Index to the more closely correlated Russell MidCap Growth Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Capital Accumulation

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 '98	25.03%
Worst Quarter (of periods shown)	Q3 '01	(24.88%)

Average Annual Total Returns(as of 12-31-02)

(with maximum sales charge deducted)

	1 year	5 years	Since1
			Inception
Capital Accumulation Class A:
Return before taxes	(32.13%)	(2.22%)	6.46%
Return after taxes on distributions	(32.13%)	(3.65%)	5.01%
Return after taxes on distributions
and sale of Fund shares	(19.73%)	(1.61%)	5.28%
Capital Accumulation: Class B	(32.91%)	N/A	N/A
Capital Accumulation: Class C	(30.04%)	(2.03%)	N/A
S&P Mid-Cap 400 Index	(14.51%)	6.41%	13.01%
Russell Midcap Growth Index	(27.41%)	(1.82%)	6.75%
Lipper Mid-Cap Growth Funds Avg.	(28.33%)	(1.86%)	5.50%

1       Since inception Class A (10/31/94).

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert World Values International Equity

Advisor	Calvert Asset Management Company, Inc.
Subadvisor	Grantham, Mayo, Van Otterloo & Co., LLC

Objective

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal Investment Strategies

The Fund invests primarily in non-U.S. large cap stocks using a core investment approach.  The Fund will generally hold stocks of companies from the constituent countries of MSCI's EAFE Index, but may opportunistically invest in other countries, including some emerging markets stocks. The Subadvisor uses an investment process that focuses on deriving returns from individual stock selection (bottom-up). The Subadvisor creates original fundamental research on a broad range of non-U.S. securities and applies a set of quantitative screening models to identify stocks that are expected to provide returns that are superior to that of the benchmark. These models evaluate stocks based on fundamental valuation judgments and market activity. The Subadvisor constructs the portfolio in a manner that attempts to control the level of risk in the portfolio, relative to the benchmark, MSCI's EAFE Index.

No more than 5% of the Fund's net assets will be invested in U.S. companies (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-	The stock markets go down (including markets outside the U.S.)
-	The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result
-

Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CWVF International Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index. This is a widely recognized, unmanaged index of common stock prices around the world. It also shows the Fund's returns compared to the Lipper International Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CWVF International Equity

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 '99	20.38%
Worst Quarter (of periods shown)	Q3 '01	(17.17%)

Average Annual Total Returns(as of 12-31-02)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CWVF International Equity Class A:
Return before taxes	(17.27%)	(4.77%)	2.50%
Return after taxes on distributions	(17.30%)	(5.60%)	1.34%
Return after taxes on distributions
and sale of Fund shares	(10.48%)	(3.59%)	1.85%
CWVF International Equity: Class B	(18.67%)	N/A	N/A
CWVF International Equity: Class C	(14.90%)	(4.82%)	N/A
MSCI EAFE Index GD	(15.66%)	(2.61%)	4.30%
Lipper International Funds Average	(16.67%)	(2.63%)	4.76%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert New Vision Small Cap

Advisor	Calvert Asset Management Company, Inc.
Subadvisor	Awad Asset Management, Inc.

Objective

New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

At least 80% of the Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-	The stock market goes down
-	The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result
-	Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

New Vision Small Cap Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Small-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

New Vision Small Cap

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 '99	23.57%
Worst Quarter (of periods shown)	Q3 '98	(21.82%)

Average Annual Total Returns(as of 12-31-02)

(with maximum sales charge deducted)

	1 year	5 years	Since Inception1
New Vision Small Cap Class A:
Return before taxes	(24.75%)	(0.11%)	(0.09%)
Return after taxes on distributions	(25.02%)	(0.93%)	(0.80%)
Return after taxes on distributions and sale of Fund shares	(15.19%)	(0.41%)	(0.35%)
New Vision Small Cap: Class B	(25.66%)	N/A	N/A
New Vision Small Cap: Class C	(22.44%)	N/A	N/A
Russell 2000 Index TR	(20.48%)	(1.36%)	1.94%
Lipper Small Cap Core Funds Average	(18.23%)	1.83%	4.79%

1Since inception Class A (1/31/97)

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)


CSIF Bond

Advisor        Calvert Asset Management Company, Inc.

Objective

CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 80% of its assets in fixed income securities of any quality, with at least 65% of its assets in investment grade debt securities rated A or above.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social impact.  See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

-	The market prices of bonds decline
-	The individual bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result
-	The credit quality of the securities deteriorates such as an event of bankruptcy
-	The Advisor's forecast as to interest rates is not correct
-	The Advisor's allocation among different sectors of the bond market does not perform as well as expected
-	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
-	The Portfolio may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit risk than investment grade bonds.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Bond Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index and the Lehman US Credit Index, each a widely recognized unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Bond

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q1 '01	7.68%
Worst Quarter (of periods shown)	Q1 '94	(3.57%)

Average Annual Total Returns(as of 12-31-02)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CSIF Bond Class A:
Return before taxes	2.17%	5.58%	6.29%
Return after taxes on distributions	(0.22%)	2.55%	3.41%
Return after taxes on distributions and sale of Fund shares	1.30%	2.92%	3.57%
CSIF Bond: Class B	1.24%	N/A	N/A
CSIF Bond: Class C	4.24%	N/A	N/A
Lehman Aggregate Bond Index TR	10.25%	7.55%	7.51%
Lehman US Credit Index	10.53%	7.28%	7.86%
Lipper Corporate Debt Funds A-Rated Average	8.42%	6.09%	6.82%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Money Market

Advisor        Calvert Asset Management Company, Inc.

Objective

CSIF Money Market seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment and social criteria.

Principal Investment Strategies

The Fund invests in high quality, money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations. All investments must comply with the SEC money market fund requirements.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal Risks

The Fund's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CSIF Money Market Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper Money Market Instrument Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Money Market

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 '00	1.48%
Worst Quarter (of periods shown)	Q4 '02	0.24%

Average Annual Total Returns(as of 12-31-02)

	1 year	5 years	10 years
CSIF Money Market	1.25%	4.02%	4.13%
Lipper Money Market Instrument Funds Average	1.00%	3.90%	4.18%

For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.

Shareholder Fees (fees paid directly from your account)

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CSIF Balanced, Equity, and Enhanced Equity; Large
Cap Growth, Calvert Social Index Fund, Capital
Accumulation, and New Vision Small Cap	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Low balance fee
(applies only to Enhanced Equity and
Calvert Social Index Fund for	$15/year	$15/year	$15/year
regular accounts under $5,000; IRA
accounts under $1,000 and Large Cap
Growth for all accounts under $1,000)

CWVF International Equity	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption Fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
purchases over $100,000 that are redeemed
or exchanged in less than 30 days.

CSIF Bond	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	3.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	4%5	1%3
or redemption proceeds,
whichever is lower)

CSIF Money Market		(Class O)
Maximum sales charge (load) imposed on purchases		None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or redemption		None
proceeds, whichever is lower)

Account maintenance fee		$3/mo.
(for accounts under $1,000)

Annual Fund Operating Expenses6 (deducted from fund assets)

CSIF Balanced	Class A	Class B	Class C
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.24%	1.00%	1.00%
Other expenses	0.31%	0.61%	0.59%
Total annual fund operating expenses	1.25%	2.31%	2.29%

CSIF Equity	Class A	Class B	Class C
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.34%	0.49%	0.44%
Total annual fund operating expenses	1.29%	2.19%	2.14%

Calvert Social Index Fund	Class A	Class B	Class C
Management fees	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.95%	1.99%	1.48%
Total annual fund operating expenses	1.65%	3.44%	2.93%
Fee waiver and/or expense reimbursement7	(0.90%)	(1.69%)	(1.18%)
Net expenses8	0.75%	1.75%	1.75%

CSIF Enhanced Equity	Class A	Class B	Class C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.46%	0.72%	0.72%
Total annual fund operating expenses	1.46%	2.47%	2.47%

Calvert Large Cap Growth	Class A	Class B	Class C
Management fees	0.79%	0.79%	0.79%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	1.44%	1.82%	2.17%
Total annual fund operating expenses	2.48%	3.61%	3.96%
Fee waiver and/or expense reimbursement7	(1.09%)	(1.22%)	(1.57%)
Net expenses8, 9	1.39%	2.39%	2.39%

Calvert Capital Accumulation	Class A	Class B	Class C
Management fees	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.49%	0.75%	0.69%
Total annual fund operating expenses	1.74%	2.65%	2.59%

CWVF International Equity	Class A	Class B	Class C
Management fees	1.10%	1.10%	1.10%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.67%	1.23%	0.95%
Total annual fund operating expenses	2.02%	3.33%	3.05%

Calvert New Vision Small Cap	Class A	Class B	Class C
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.45%	0.76%	0.60%
Total annual fund operating expenses	1.70%	2.76%	2.60%

CSIF Bond	Class A	Class B	Class C
Management fees	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.20%	1.00%	1.00%
Other expenses	0.34%	0.48%	0.48%
Total annual fund operating expenses	1.19%	2.13%	2.13%

CSIF Money Market		Class O
Management fees		0.50%
Distribution and service (12b-1) fees		--
Other expenses		0.39%
Total annual fund operating expenses		0.89%
Fee waiver and/or expense reimbursement7		(0.015%)
Net Expenses8		0.875%

Explanation of Fees and Expenses Table

1

Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares" -- Class A).

2

A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales Charge."

3

A contingent deferred sales charge of 1% is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge."

4

The redemption fee applies only to purchases over $100,000 that are redeemed or exchanged out of the Fund in less than 30 days. The fee is not charged on certain retirement platforms and other similar omnibus-type accounts. The fee, where applicable, is deducted from your redemption proceeds. It is payable to the Fund. This fee is to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund.

5

A contingent deferred sales charge is imposed on the proceeds of Class B shares of CSIF Bond redeemed within 4 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year that shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge."

6

Expenses are based on expenses for the Fund's most recent fiscal year, unless otherwise indicated. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Calvert Large Cap Growth, the Fund, to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for Calvert Large Cap Growth are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.

7

Calvert has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through January 31, 2004 for Calvert Social Index Fund (Class A, B and C), and Calvert Large Cap Growth Fund (Class A, B and C), and CSIF Money Market. This is the maximum amount of operating expenses that can be charged to these Funds for these periods. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments, taxes and capital items. The Fund has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.

8

The contractual expense caps are as follows: for CSIF Money Market, 0.875%; for Calvert Social Index Fund, 0.75% for Class A, 1.75% for Class B, and 1.75% for Class C; and for Calvert Large Cap Growth, 1.50% for Class A, 2.50% for Class B, and 2.50% for Class C.

9	The contractual expense cap is exclusive of any performance fee adjustment. The amounts shown in the table reflects a negative 0.11% performance fee adjustment.


Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

-	You invest $10,000 in the Fund for the time periods indicated;
-	Your investment has a 5% return each year; and
-	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


Number of Years	Class A	Class B	Class B	Class C	Class C
Investment is Held		(with redemption)	(no redemption)	(with redemption)	(no redemption)

CSIF Balanced
1	$596	$734	$234	$332	$232
3	853	1,121	721	715	715
5	1,129	1,435	1,235	1,225	1,225
10	1,915	2,380	2,380	2,626	2,626
CSIF Equity
1	600	722	222	317	217
3	865	1,085	685	670	670
5	1,149	1,375	1,175	1,149	1,149
10	1,958	2,296	2,296	2,472	2,472
Calvert Social Index Fund
1	548	678	178	278	178
3	887	1,299	899	795	795
5	1,249	1,843	1,643	1,439	1,439
10	2,265	3,196	3,196	3,168	3,168
CSIF Enhanced Equity
1	617	750	250	350	250
3	915	1,170	770	770	770
5	1,235	1,516	1,316	1,316	1,316
10	2,138	2,557	2,557	2,806	2,806
Calvert Large Cap Growth
1	610	742	242	342	242
3	1,112	1,393	993	1,063	1,063
5	1,639	1,966	1,766	1,902	1,902
10	3,079	3,539	3,539	4,075	4,075
Capital Accumulation
1	$643	$768	$268	$362	$262
3	997	1,223	823	805	805
5	1,374	1,605	1,405	1,375	1,375
10	2,429	2,763	2,763	2,925	2,925
CWVF International Equity
1	670	836	336	408	308
3	1,078	1,424	1,024	942	942
5	1,511	1,936	1,736	1,601	1,601
10	2,711	3,324	3,324	3,365	3,365
Calvert New Vision Small Cap
1	640	779	279	363	263
3	985	1,256	856	808	808
5	1,354	1,659	1,459	1,380	1,380
10	2,388	2,835	2,835	2,934	2,934
CSIF Bond
1	492	616	216	316	216
3	739	867	667	667	667
5	1,005	1,144	1,144	1,144	1,144
10	1,764	2,222	2,222	2,462	2,462

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CSIF Money Market	(Class O)
1	$89
3	282
5	492
10	1,095

Investment Practices and Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the  investments and techniques summarized earlier along with certain additional investment techniques and their risks.

For each of the investment practices listed, the following table shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

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Key to Table

J        Fund currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice

         (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Fund's net assets

xT      Allowed up to x% of Fund's total assets

NA     Not applicable to this type of fund

	a	b	c	d
CSIF Money Market	NA	NA	NA	NA
CSIF Bond	J	q	NA	25N
Calvert New Vision Small Cap	q	q	J	15T2
CWVF International Equity	q	q	J	J
Capital Accumulation	q	q	J	25N
Large Cap Growth	q	q	J	10N
CSIF Enhanced Equity	q	q	J	8
Calvert Social Index Fund	q	q	J	5T1
CSIF Equity	q	q	J	25N
CSIF Balanced	J	q	J	25N

Investment Practices

a

Active Trading Strategy/Turnoverinvolves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

b

Temporary Defensive Positions.During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

Conventional Securities

c	Stocks in General

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

d

Foreign Securities.Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

1

Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index.  The Index (and hence the Fund) may include securities issued by companies located outside the US but only if they are traded primarily on the NYSE or AMEX/NASDAQ.

2	New Vision Small Cap may invest only in American Depository Receipts (ADRs) -- dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on US exchanges. See the SAI.

	e	f	g	h	i	j	k
CSIF Money Market	NA	NA	NA	J4	10N	8	J4
CSIF Bond	NA	J	35N3	J	15N	NA	J
Calvert New Vision Small Cap	J	q (35N)	5N3	q	15N	q	q
CWVF International Equity	q	q (35N)	5N3	q	15N	q	q
Capital Accumulation	q	q	10N3	q	15N	q	q
Large Cap Growth	q	q	20N	q	15N	q	q
CSIF Enhanced Equity	NA	NA	NA	NA	15N	NA	NA
Calvert Social Index Fund	q	NA	NA	q	15N	NA	NA
CSIF Equity	q	q	20N3	q	15N	q	q
CSIF Balanced	q	J	20N3	J	15N	q	J

Conventional Securities

e

Small cap stocks.Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

f	Investment grade bonds.Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.
g

Below-investment grade bonds.Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

h

Unrated debt securities.Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

i

Illiquid securities.Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid. Risks: Liquidity, Market and Transaction.

j

Initial Public Offerings ("IPOs").IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guidelines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes. Risks: Market.

Unleveraged Derivative Securities

k

Asset-backed securities.Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

3	Excludes any high social impact investments. 4Must be money-market eligible under SEC Rule 2a-7.

	m	n	p	r	s	t
CSIF Money Market	q4	q4	NA	NA	NA	NA
CSIF Bond	J	q	q	5T5	5N6	q
Calvert New Vision Small Cap	q	q	8	5T5	5N6	NA
CWVF International Equity	q	q	5T	5T5	5N6	NA
Capital Accumulation	q	q	5T	5T5	5N6	q
Large Cap Growth	q	q	q	5T5	5N6	NA
CSIF Enhanced Equity	NA	NA	NA	5T5	5N6	NA
Calvert Social Index Fund	NA	NA	NA	NA	5N6	NA
CSIF Equity	q	q	q	5T5	5N6	NA
CSIF Balanced	J	q	q	5T5	5N6	q

m

Mortgage-backed securities.Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

n	Participation interests.Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.
p

Currency contracts.Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

Leveraged Derivative Instruments

r

Options on securities and indices.Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

s

Futures contract.Agreement to buy or sell a specific amount of  a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

t

Structured securities.Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.

4	Must be money-market eligible under SEC Rule 2a-7.
5	Based on net premium payments.
6	Based on initial margin required to establish position.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales). These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

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Types of Investment Risk

Correlation risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk
Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk
The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk
The risk that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security.  The Fund must then reinvest those assets at the current, market rate which may be lower.

Transaction risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What is Indexing? (Calvert Social Index Fund)
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or for worse. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market.

To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds, by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria.  To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria.  Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.  In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations.  Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs.  By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society.  These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund, Calvert Large Cap Growth, and Calvert New Vision Small Cap:

These Funds seek to invest in companies that:

-

Deliver safe products and services in ways that sustain our natural environment. For example, the Funds look for companies that produce energy from renewable resources, while avoiding consistent polluters.

-	Manage with participation throughout the organization in defining and achieving objectives. For example, the Funds look for companies that offer employee stock ownership or profit-sharing plans.

-

Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied.  For example, the Funds consider both unionized and non-union firms with good labor relations.

-

Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized.  For example, the Funds look for companies with an above average commitment to community affairs and charitable giving.

These Funds seek to avoid investing in companies that Calvert determines to be significantly engaged in:

-	Business activities in support of repressive regimes
-	Production, or the manufacture of equipment, to produce nuclear energy
-	Manufacture of weapon systems
-	Manufacture of alcoholic beverages or tobacco products
-	Operation of gambling casinos
-	A pattern and practice of violating the rights of American Indians and other indigenous peoples

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert World Values International Equity:

The spirit of CWVF International Equity's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF International Equity social investment standards are less stringent than those of CSIF.

CWVF International Equity seeks to invest in companies that:

-

Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We seek to avoid companies with poor environmental records.

-

Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards.  We seek to avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF International Equity seeks to avoid investing in companies that:

-	Contribute to human rights abuses in other countries.1

-	Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems.

-

Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine.

-	Are significantly engaged in a pattern and practice of violating the rights of indigenous peoples. We also support the promotion of positive portrayals of indigenous peoples and their heritage.

1	CWVF International Equity may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.

Special Investment Programs

As part of Calvert's and our shareholders' ongoing commitment to providing and fostering innovative initiatives, the various Funds invest a small percentage of their respective assets in special investment programs  -- High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.  Each Fund remains committed to delivering financial performance and societal impact.  The amount invested by any one Fund in these programs together ranged from 0.54% to  6.72% of assets, as of September 30, 2002.

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High Social Impact Investments

CSIF Balanced, Bond, and Equity, Calvert World Values International Equity, Capital Accumulation, New Vision Small Cap, Calvert Social Index Fund, and Large Cap Growth

High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity, and CSIF Bond, Calvert Social Index Fund, Large Cap Growth, and New Vision Small Cap and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Funds' Boards.

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Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund limits the amount of such investments to only 1% of Fund assets, and will not engage in this program until reaching $50 million in assets.

Special Equities

CSIF Balanced, CSIF Equity, Calvert World Values International Equity, and Capital Accumulationeach have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments.  Special Equities involve a high degree of risk -- they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Funds' Boards. The Calvert Social Index Fund may engage in this program upon reaching $50 million in assets. Special Equities investments are limited to only 1% of the Calvert Social Index Fund's assets, and to 10% of the assets of each of CSIF Balanced, CSIF Equity, CWVF International Equity, and Capital Accumulation.

Manager Discovery Program

As part of Calvert's and CSIF shareholders' ongoing commitment to promoting equal opportunity, Calvert has introduced the Manager Discovery Program as a component of the CSIF Balanced Portfolio.  The program allocates up to 5% of the CSIF Balanced Portfolio assets to strong performing yet often overlooked minority and women-owned money management firms.  These firms must have a proven track record and investment discipline that mirror the investment objectives of the CSIF Balanced Portfolio.  The Manager Discovery Program brings a dynamic new perspective to the Portfolio, while maintaining Calvert's long-standing commitment to seeking financial performance and societal impact.

Shareholder Advocacy and Social Responsibility

As the Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by pushing companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with management as part of its social research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About Calvert

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of Calvert. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2002, Calvert had over $8.5 billion in assets under management.

Calvert uses a team approach to its management of  CSIF Bond (since February 1997) and the fixed-income assets of CSIF Balanced (June 1995). Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment strategy and management of all Calvert Funds for Calvert while Gregory Habeeb manages the day-to-day investments of Calvert's taxable fixed-income portfolios.  Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.

Subadvisors and Portfolio Managers

Brown Capital Management, Inc.; 1201 North Calvert Street, Baltimore, Maryland 21202, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation.  It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week" and is a member of the Wall Street Week Hall of Fame.

SSgA Funds Management, Inc (SSgA FM); Two International Place, Boston, MA 02110, is a subsidiary of State Street Corporation. SSgA FM is an adviser registered with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940. SSgA FM is the successor to State Street Global Advisors (SSgA), a division of State Street Bank and Trust Company.

SSgA FM's portfolio management team for both CSIF Enhanced Equity and CSIF Balanced is headed by Douglas Holmes, CFA.  Doug is a Principal of State Street Global Advisors and heads the Global Enhanced Equity Group. He specializes in portfolio construction, risk control, and implementation of enhanced equity portfolios. Doug is the co-inventor of SPDRs and continues to be involved in all related products discussed or created by the firm. Prior to joining State Street in 1984, Doug was a partner at Lovett, Ward & Bertelsen. Before this, he was affiliated with Batterymarch Financial Management and was a member of the New Product Committee of the American Stock Exchange. Doug has been working in the investment management industry since 1980. Doug has a BS in Mathematics from Northeastern University.

Atlanta Capital Management Company, L.L.C.; Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO); 40 Rowes Wharf, Boston, Massachusetts, 02110 manages the Calvert World Values International Equity Fund.

Thomas Hancock and Christopher M. Darnell co-head the portfolio management team for the Portfolio.  Mr. Hancock joined the firm in 1995, serving as a research analyst. He became a member of the firm in 2000 and is currently engaged in global quantitative equities portfolio management. Prior to joining the firm, he was a research scientist at Siemens and a software engineer at IBM. Mr. Hancock attended Rensselaer Polytechnic Institute (B.S.) and Harvard University (Ph.D.).

Mr. Darnell joined the firm in 1979, serving as a research analyst. He became a member of the firm in 1984 and Head of Quantitative Research in 1996. He has also served as Chief Investment Officer of Quantitative Investment Products and Chairman of the U.S. Equity Investment Policy Group at GMO. Prior to joining the firm, Mr. Darnell attended Yale University (B.A.) and Harvard University (M.B.A.).

Awad Asset Management, Inc. (Awad); 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Bridgeway Capital Management, Inc.; 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Calvert Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994.

John Montgomery, founder and President of Bridgeway Capital Management, Inc., is responsible for selecting the securities that the Fund purchases and sells. Mr. Montgomery holds bachelor degrees from Swarthmore College in both engineering and philosophy and graduate degrees from MIT and Harvard Business School. He worked with computer modeling and quantitative methods as a research engineer at MIT in the late 70's. Later, as a student at Harvard, he investigated methods to apply modeling to portfolio management. Mr. Montgomery began applying these methods to his own investments in 1985. He left the transportation industry at the end of 1991 to perform full time research on his investment models.

World Asset Management, a division of Munder Capital Management; 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. It has been in the index business since the mid 1970s and specializes in passive portfolio management technique. It has managed the Fund since inception.

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Profit Investment Management; 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, manages a portion of the equity assets of CSIF Balanced Portfolio. Profit is a part of Calvert's Manager Discovery Program.

Eugene A. Profit founded Profit Investment Management in 1996. He serves as president and chief investment officer, as well as portfolio manager of the Profit Value Fund. He holds a BA in economics from Yale University.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all Advisory fees (paid to Calvert) and Subadvisory fees (paid to applicable Subadvisors, if any, by Calvert or the Fund). Note, it does not include any administrative service fees.

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Fund	Advisory Fee
CSIF Balanced	0.425%
CSIF Equity	0.50%
Calvert Social Index Fund	0.225%
CSIF Enhanced Equity	0.60%
Calvert Large Cap Growth	0.59%1
Capital Accumulation	0.65%
CWVF International Equity	0.75%
Calvert New Vision Small Cap	0.75%
CSIF Bond	0.35%
CSIF Money Market	0.30%

1

  This includes a 0.45% subadvisory fee the Fund pays directly to the Subadvisor. The Subadvisor may earn (or have its base fee reduced by) a performance adjustment of plus or minus 0.25%, based on the extent to which performance of the Fund exceeds or trails the index against which it is measured.

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HOW TO BUY SHARES

Getting Started -- Before You Open an Account
You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional, Education and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then decide which class of shares is best for you. You should make this decision carefully, based on:

-	the amount you wish to invest;
-	the length of time you plan to keep the investment; and
-	the Class expenses.

Choosing a Share Class

CSIF Money Market offers only one class of shares (Class O), which is sold without a sales charge. The other Funds in this prospectus offer three different Classes (Class A, B, and C). This chart shows the difference in the Classes and the general types of investors who may be interested in each Class:

Class A: Front-End Sales Charge	Class B: Deferred Sales Charge for 6 years (4 years for CSIF Bond)	Class C: Deferred Sales Charge for 1 year

For all investors, particularly those investing a substantial amount who plan to hold the shares for a long period of time.	For investors who plan to hold the shares at least 6 years (4 for CSIF Bond). The expenses of this class are higher than Class A, because of the 12b-1 fee.	For investors who are investing for at least one year, but less than six years. The expenses of this Class are higher than Class A, because of the 12b-1 fee.

Sales charge on each purchase of 4.75% or less (3.75% or less for CSIF Bond), depending on the amount you invest.

No sales charge on each purchase, but if you sell your shares within 6 years, you will pay a deferred sales charge of 5% or less on shares you sell (4% or less on shares of CSIF Bond you sell within 4 years of purchase).

No sales charge on each purchase, but if you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.

Class A shares have annual 12b-1 fee of up to 0.35%.	Class B shares have an annual 12b-1 fee of 1.00%.	Class C shares have an annual 12b-1 fee of 1.00%.

Class A shares have lower annual expenses due to a lower 12b-1 fee.	Your shares will automatically convert to Class A shares after 8 years (6 years for CSIF Bond), reducing your future annual expenses.	Class C shares have higher annual expenses than Class A and there is no automatic conversion to Class A.

Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid will be subject to a 0.80% deferred sales charge for 1 year.	If you are investing more than $250,000, you should consider investing in Class A or C.	If you are investing more than $1,000,000, you should invest in Class A.

Class A

If you choose Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,000,4 then the sales charge is reduced to 3.75%.

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	CSIF Balanced, Equity, Enhanced Equity; Capital Accumulation; CWVF International Equity; Calvert New Vision Small Cap; Calvert Social Index Fund; Calvert Large Cap Growth		CSIF Bond

Your investment in	Sales Charge %	% of Amt.	Sales Charge %	% of Amt.
Class A shares	of offering price	Invested	of offering price	Invested

Less than $50,000	4.75%	4.99%	3.75%	3.90%
$50,000 but less than $100,000	3.75%	3.90%	3.00%	3.09%
$100,000 but less than $250,000	2.75%	2.83%	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%	1.01%
$1,000,000 and over	None5	None5	None5	None5

4

This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Funds that impose sales charges. This automatically applies to your account for each new purchase of Class A shares.

5

Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a one year CDSC of 0.80%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Class B

If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 6 years (or 4 years for CSIF Bond), you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 6 years after purchase (or 4 years for CSIF Bond). Keep in mind that the longer you hold the shares, the less you will have to pay in deferred sales charges.

	CSIF Balanced, Equity, Enhanced Equity; Capital Accumulation; CWVF International Equity; Calvert New Vision Small Cap; Calvert Social Index Fund; Calvert Large Cap Growth	CSIF Bond

Time Since Purchase	CDSC	CDSC
1st year	5%	4%
2nd year	4%	3%
3rd year	4%	2%
4th year	3%	1%
5th year	2%	None
6th year	1%	None
After 6 years	None	None

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Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in CSIF Equity Class B shares three years ago, and it is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

-	Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.6
-	Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older.7
-	The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.
-	Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.
-	A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date.8

Class C

If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than five or six years.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

6	"Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.
7	The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
8	This systematic withdraw plan requires a minimum account balance of $50,000 to be established.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. The fees are based on average daily net assets by particular Class.

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Maximum Payable under Plan/Amount Actually Paid

CSIF Money Market	0.25%/0.00%

	Class A	Class B	Class C
CSIF Balanced	0.35%/0.24%	1.00%/1.00%	1.00%/1.00%
CSIF Equity	0.35%/0.25%	1.00%/1.00%	1.00%/1.00%
Calvert Social Index Fund	0.25%/0.25%	1.00%/1.00%	1.00%/1.00%
CSIF Enhanced Equity	0.25%/0.25%	1.00%/1.00%	1.00%/1.00%
Calvert Large Cap Growth	0.25%/0.25%	1.00%/1.00%	1.00%/1.00%
Capital Accumulation	0.35%/0.35%	1.00%/1.00%	1.00%/1.00%
CWVF International Equity	0.35%/0.25%	1.00%/1.00%	1.00%/1.00%
New Vision Small Cap	0.25%/0.25%	1.00%/1.00%	1.00%/1.00%
CSIF Bond	0.35%/0.20%	1.00%/1.00%	1.00%/1.00%

Next Step -- Account Application

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.

Minimum To Open an Account

CSIF Balanced	$1,000
CSIF Equity	$1,000
CSIF Bond	$1,000
CSIF Money Market	$1,000

Calvert Large Cap Growth	$2,000
CWVF International Equity	$2,000
Capital Accumulation	$2,000
New Vision Small Cap	$2,000

CSIF Enhanced Equity	$5,000
Calvert Social Index Fund	$5,000 ($2,000 for IRAs)

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Minimum additional investments

$250; The Funds may charge a $2.00 service fee on purchases of less than $250.

Please make your check payable to the Fund and mail it to:

New Accounts	Subsequent investments
(include application):	(include investment slip):
Calvert	Calvert
P.O. Box 219544	P.O. Box 219739
Kansas City, MO 64121-9544	Kansas City, MO 64121-9739

By Registered,	Calvert
Certified, or	c/o NFDS
Overnight Mail	330 West 9th Street
Kansas City, MO 64105-1807

At the Calvert Office	Visit the Calvert Office to make investments by check. See the back cover page for the address.

IMPORTANT -- HOW SHARES ARE PRICED

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations. CSIF Money Market is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your order is received and in good order. All of your purchases must be made in US dollars. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted.  Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

CSIF Money Market

Your purchase will be credited at the net asset value calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

OTHER CALVERT FEATURES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests are honored.  Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application.  Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange areredeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, each Fund and the distributor may reject any order considered market-timing activity.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25. CSIF Money Market will charge a service fee of $25 for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs.  Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000 per class ($5,000 for CSIF Enhanced Equity and Calvert Social Index Fund). If the balance in your account falls below the minimum during a month, a fee may be charged to your account (CSIF Money Market, $3/month;  CSIF Enhanced Equity, Calvert Large Cap Growth and Calvert Social Index Fund $15/year).

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record.  You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum within 30 days.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

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CSIF Money Market	Accrued daily, paid monthly
CSIF Bond	Paid monthly
CSIF Balanced	Paid quarterly
CSIF Equity	Paid annually
Calvert Social Index Fund	Paid annually
CSIF Enhanced Equity	Paid annually
Calvert Large Cap Growth	Paid annually
Capital Accumulation	Paid annually
CWVF International Equity	Paid annually
New Vision Small Cap	Paid annually

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Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not Applicable to Money Market Funds)

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on CSIF Money Market during the hold period will be returned for uncollected funds. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order (less any applicable CDSC or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (CSIF Money Market only)

You may redeem shares in your CSIF Money Market account by writing a draft for at least $250. If you complete and return the signature card for draftwriting, the Portfolio will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. CSIF Money Market will charge a service fee of $25 for drafts returned for insufficient or uncollected funds. CSIF Money Market will charge $25 for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Dealer

Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

-	The Fund name and account number
-	The amount of the transaction (in dollars or shares).
-	Signatures of all owners exactly as registered on the account (for mail requests).
-	Signature guarantees (if required).*
-	Any supporting legal documentation that may be required.
-	Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for years presented prior to September 30, 2002 has been audited by other auditors.

CSIF Balanced

Financial Highlights

	Years Ended
	September 30,	September 30,
Class A Shares	2002	2001
Net asset value, beginning	$24.48	$33.23
Income from investment operations
Net investment income	.56	.84
Net realized and unrealized gain (loss)	(3.04)	(6.37)
Total from investment operations	(2.48)	(5.53)
Distributions from
Net investment income	(.56)	(.82)
Net realized gains	--	(2.40)
Total distributions	(.56)	(3.22)
Total increase (decrease) in net asset value	(3.04)	(8.75)
Net asset value, ending	$21.44	$24.48

Total return*	(10.38%)	(17.74%)
Ratios to average net assets:
Net investment income	2.23%	2.98%
Total expenses	1.25%	1.20%
Expenses before offsets	1.25%	1.20%
Net expenses	1.25%	1.19%
Portfolio turnover	192%	214%
Net assets, ending (in thousands)	$458,947	$532,008

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2000	1999	1998
Net asset value, beginning	$32.14	$32.45	$34.88
Income from investment operations
Net investment income	.86	.68	.77
Net realized and unrealized gain	3.08	3.03	.92
Total from investment operations	3.94	3.71	1.69
Distributions from
Net investment income	(.80)	(.66)	(.76)
Net realized gains	(2.05)	(3.36)	(3.36)
Total distributions	(2.85)	(4.02)	(4.12)
Total increase (decrease) in net asset value	1.09	(.31)	(2.43)
Net asset value, ending	$33.23	$32.14	$32.45

Total return*	12.75%	11.52%	5.50%
Ratios to average net assets:
Net investment income	2.58%	2.05%	2.27%
Total expenses	1.19%	1.17%	1.13%
Expenses before offsets	1.19%	1.17%	1.13%
Net expenses	1.17%	1.15%	1.11%
Portfolio turnover	184%	175%	185%
Net assets, ending (in thousands)	$705,355	$708,655	$673,907

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$24.33	$33.02	$31.97
Income from investment operations
Net investment income	.29	.56	.53
Net realized and unrealized gain (loss)	(3.01)	(6.32)	3.06
Total from investment operations	(2.72)	(5.76)	3.59
Distributions from
Net investment income	(.30)	(.53)	(.49)
Net realized gains	--	(2.40)	(2.05)
Total distributions	(.30)	(2.93)	(2.54)
Total increase (decrease) in net asset value	(3.02)	(8.69)	1.05
Net asset value, ending	$21.31	$24.33	$33.02

Total return*	(11.31%)	(18.54%)	11.63%
Ratios to average net assets:
Net investment income	1.17%	1.95%	1.60%
Total expenses	2.31%	2.22%	2.20%
Expenses before offsets	2.31%	2.22%	2.20%
Net expenses	2.31%	2.20%	2.18%
Portfolio turnover	192%	214%	184%
Net assets, ending (in thousands)	$14,805	$14,361	$13,580

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998 #
Net asset value, beginning	$32.38	$34.37
Income from investment operations
Net investment income	.35	0.15
Net realized and unrealized gain (loss)	2.94	(1.90)
Total from investment operations	3.29	(1.75)
Distributions from
Net investment income	(.34)	(0.24)
Net realized gains	(3.36)	--
Total distributions	(3.70)	(0.24)
Total increase (decrease) in net asset value	(.41)	(1.99)
Net asset value, ending	$31.97	$32.38

Total return*	10.15%	(5.10%)
Ratios to average net assets:
Net investment income	.85%	1.22% (a)
Total expenses	2.40%	3.59% (a)
Expenses before offsets	2.40%	2.43% (a)
Net expenses	2.38%	2.41% (a)
Portfolio turnover	175%	185%
Net assets, ending (in thousands)	$9,910	$2,540

	Years Ended
	September 30,	September 30,
Class C Shares	2002	2001
Net asset value, beginning	$24.10	$32.74
Income from investment operations
Net investment income	.29	.56
Net realized and unrealized gain (loss)	(2.96)	(6.29)
Total from investment operations	(2.67)	(5.73)
Distributions from
Net investment income	(.31)	(.51)
Net realized gains	--	(2.40)
Total distributions	(.31)	(2.91)
Total increase (decrease) in net asset value	(2.98)	(8.64)
Net asset value, ending	$21.12	$24.10

Total return*	(11.25%)	(18.60%)
Ratios to average net assets:
Net investment income	1.20%	1.98%
Total expenses	2.29%	2.19%
Expenses before offsets	2.29%	2.19%
Net expenses	2.28%	2.18%
Portfolio turnover	192%	214%
Net assets, ending (in thousands)	$12,626	$12,889

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2000	1999	1998
Net asset value, beginning	$31.70	$32.05	$34.52
Income from investment operations
Net investment income	.51	.36	.41
Net realized and unrealized gain	3.05	2.98	.89
Total from investment operations	3.56	3.34	1.30
Distributions from
Net investment income	(.47)	(.33)	(.41)
Net realized gains	(2.05)	(3.36)	(3.36)
Total distributions	(2.52)	(3.69)	(3.77)
Total increase (decrease) in net asset value	1.04	(.35)	(2.47)
Net asset value, ending	$32.74	$31.70	$32.05

Total return*	11.64%	10.43%	4.35%
Ratios to average net assets:
Net investment income	1.58%	1.04%	1.16%
Total expenses	2.19%	2.19%	2.25%
Expenses before offsets	2.19%	2.19%	2.25%
Net expenses	2.17%	2.17%	2.23%
Portfolio turnover	184%	175%	185%
Net assets, ending (in thousands)	$15,263	$13,646	$11,483

CSIF Equity

Financial Highlights

	Years Ended
	September 30,	September 30,
Class A Shares	2002	2001
Net asset value, beginning	$27.72	$33.05
Income from investment operations
Net investment income (loss)	(.04)	(.02)
Net realized and unrealized gain (loss)	(2.96)	(3.68)
Total from investment operations	(3.00)	(3.70)
Distributions from
Net realized gains	(.88)	(1.63)
Total distributions	(.88)	(1.63)
Total increase (decrease) in net asset value	(3.88)	(5.33)
Net asset value, ending	$23.84	$27.72

Total return*	(11.58%)	(11.82%)
Ratios to average net assets:
Net investment income (loss)	(.12%)	(.07%)
Total expenses	1.29%	1.26%
Expenses before offsets	1.29%	1.26%
Net expenses	1.29%	1.24%
Portfolio turnover	28%	43%
Net assets, ending (in thousands)	$326,112	$252,068

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2000	1999	1998
Net asset value, beginning	$27.06	$20.36	$27.77
Income from investment operations
Net investment income (loss)	(.06)	(.07)	(.04)
Net realized and unrealized gain (loss)	7.88	6.78	(4.01)
Total from investment operations	7.82	6.71	(4.05)
Distributions from
Net realized gains	(1.83)	(.01)	(3.36)
Total distributions	(1.83)	(.01)	(3.36)
Total increase (decrease) in net asset value	5.99	6.70	(7.41)
Net asset value, ending	$33.05	$27.06	$20.36

Total return*	29.91%	32.98%	(15.70%)
Ratios to average net assets:
Net investment income (loss)	(.20%)	(.28%)	(.14%)
Total expenses	1.26%	1.22%	1.16%
Expenses before offsets	1.26%	1.22%	1.16%
Net expenses	1.13%	1.10%	1.07%
Portfolio turnover	49%	51%	110%
Net assets, ending (in thousands)	$240,844	$166,716	$128,683

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$26.67	$32.17	$26.60
Income from investment operations
Net investment income (loss)	(.24)	(.24)	(.23)
Net realized and unrealized gain (loss)	(2.85)	(3.63)	7.63
Total from investment operations	(3.09)	(3.87)	7.40
Distributions from
Net realized gains	(.88)	(1.63)	(1.83)
Total increase (decrease) in net asset value	(3.97)	(5.50)	5.57
Net asset value, ending	$22.70	$26.67	$32.17

Total return*	(12.39%)	(12.71%)	28.78%
Ratios to average net assets:
Net investment income (loss)	(1.02%)	(1.00%)	(1.04%)
Total expenses	2.19%	2.20%	2.20%
Expenses before offsets	2.19%	2.20%	2.20%
Net expenses	2.19%	2.17%	1.97%
Portfolio turnover	28%	43%	49%
Net assets, ending (in thousands)	$43,091	$30,015	$21,416

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998 #
Net asset value, beginning	$20.26	$26.01
Income from investment operations
Net investment income (loss)	(.15)	(.09)
Net realized and unrealized gain (loss)	6.50	(5.66)
Total from investment operations	6.35	(5.75)
Distributions from
Net realized gains	(.01)	----
Total increase (decrease) in net asset value	6.34	(5.75)
Net asset value, ending	$26.60	$20.26

Total return*	31.37%	(22.11%)
Ratios to average net assets:
Net investment income (loss)	(1.41%)	(1.55%) (a)
Total expenses	2.43%	4.12% (a)
Expenses before offsets	2.43%	3.19% (a)
Net expenses	2.21%	2.56% (a)
Portfolio turnover	51%	110%
Net assets, ending (in thousands)	$8,038	$1,670

	Years Ended
	September 30,	September 30,
Class C Shares	2002	2001
Net asset value, beginning	$24.91	$30.13
Income from investment operations.
Net investment income (loss)	(.21)	(.22)
Net realized and unrealized gain (loss)	(2.65)	(3.37)
Total from investment operations	(2.86)	(3.59)
Distributions from
Net realized gains	(.88)	(1.63)
Total increase (decrease) in net asset value	(3.74)	(5.22)
Net asset value, ending	$21.17	$24.91

Total return*	(12.34%)	(12.63%)
Ratios to average net assets:
Net investment income (loss)	(.96%)	(.94%)
Total expenses	2.14%	2.14%
Expenses before offsets	2.14%	2.14%
Net expenses	2.13%	2.11%
Portfolio turnover	28%	43%
Net assets, ending (in thousands)	$37,109	$26,455

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2000	1999	1998
Net asset value, beginning	$25.00	$19.00	$26.37
Income from investment operations.
Net investment income (loss)	(.24)	(.11)	(.16)
Net realized and unrealized gain (loss)	7.20	6.12	(3.85)
Total from investment operations	6.96	6.01	(4.01)
Distributions from
Net realized gains	(1.83)	(.01)	(3.36)
Total distributions	(1.83)	(.01)	(3.36)
Total increase (decrease) in net asset value	5.13	6.00	(7.37)
Net asset value, ending	$30.13	$25.00	$19.00

Total return*	28.87%	31.66%	(16.47%)
Ratios to average net assets:
Net investment income (loss)	(1.01%)	(1.21%)	(1.17%)
Total expenses	2.15%	2.22%	2.21%
Expenses before offsets	2.15%	2.22%	2.21%
Net expenses	1.94%	2.01%	2.09%
Portfolio turnover	49%	51%	110%
Net assets, ending (in thousands)	$20,086	$10,413	$5,981

Calvert Social Index Fund

Financial Highlights

		Periods Ended
	September 30,	September 30,	September 30,
Class A Shares	2002	2001	2000 ++
Net asset value, beginning	$9.68	$14.78	$15.00
Income from investment operations
Net investment income	.03	.04	--
Net realized and unrealized gain (loss)	(2.17)	(5.10)	(.22)
Total from investment operations	(2.14)	(5.06)	(.22)
Distributions from:
Net investment income	(.04)	(.04)	--
Total distributions	(.04)	(.04)	--
Total increase (decrease) in net asset value	(2.18)	(5.10)	(.22)
Net asset value, ending	$7.50	$9.68	$14.78

Total return*	(22.27%)	(34.31%)	(1.47%)
Ratios to average net assets:
Net investment income	.36%	.33%	.06% (a)
Total expenses	1.65%	1.84%	2.94% (a)
Expenses before offsets	.77%	.85%	1.01% (a)
Net expenses	.75%	.75%	.75% (a)
Portfolio turnover	9%	13%	10%
Net assets, ending (in thousands)	$17,663	$18,614	$2,478

\

		Periods Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000 ++
Net asset value, beginning	$9.60	$14.77	$15.00
Income from investment operations
Net investment income (loss)	(.03)	(.07)	(.01)
Net realized and unrealized gain (loss)	(2.18)	(5.09)	(.22)
Total from investment operations	(2.21)	(5.16)	(.23)
Distributions from:
Net investment income	(.01)	(.01)	--
Total distributions	(.01)	(.01)	--
Total increase (decrease) in net asset value	(2.22)	(5.17)	(.23)
Net asset value, ending	$7.38	$9.60	$14.77

Total return*	(23.05%)	(34.96%)	(1.53%)
Ratios to average net assets:
Net investment income (loss)	(.62%)	(.66%)	(.89%) (a)
Total expenses	3.44%	5.67%	15.72% (a)
Expenses before offsets	1.77%	1.85%	2.00% (a)
Net expenses	1.75%	1.75%	1.75% (a)
Portfolio turnover	9%	13%	10%
Net assets, ending (in thousands)	$1,164	$860	$238

		Periods Ended
	September 30,	September 30,	September 30,
Class C Shares	2002	2001	2000 ++
Net asset value, beginning	$9.58	$14.76	$15.00
Income from investment operations
Net investment income (loss)	(.04)	(.07)	(.02)
Net realized and unrealized gain (loss)	(2.16)	(5.09)	(.22)
Total from investment operations	(2.20)	(5.16)	(.24)
Distributions from:
Net investment income	(.01)	(.02)	--
Total distributions	(.01)	(.02)	--
Total increase (decrease) in net asset value	(2.21)	(5.18)	(.24)
Net asset value, ending	$7.37	$9.58	$14.76

Total return*	(23.00%)	(35.01%)	(1.60%)
Ratios to average net assets:
Net investment income (loss)	(.63%)	(.67%)	(.94%) (a)
Total expenses	2.93%	4.32%	12.34% (a)
Expenses before offsets	1.77%	1.85%	1.99% (a)
Net expenses	1.75%	1.75%	1.75% (a)
Portfolio turnover	9%	13%	10%
Net assets, ending (in thousands)	$1,391	$1,318	$228

CSIF Enhanced Equity

Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2002	2001	2000
Net asset value, beginning	$14.64	$19.91	$16.83
Income from investment operations
Net investment income (loss)	.01	(.01)	(.02)
Net realized and unrealized gain (loss)	(2.41)	(5.12)	3.11
Total from investment operations	(2.40)	(5.13)	3.09
Distributions from
Net investment income	--	--	(.01)
Net realized gain	--	(.14)	--
Total increase (decrease) in net asset value	(2.40)	(5.27)	3.08
Net asset value, ending	$12.24	$14.64	$19.91
Total return*	(16.37%)	(25.93%)	18.39%
Ratios to average net assets:
Net investment income (loss)	.09%	(.06%)	(.14%)
Total expenses	1.46%	1.43%	1.52%
Expenses before offsets	1.27%	1.32%	1.33%
Net expenses	1.25%	1.25%	1.25%
Portfolio turnover	36%	39%	43%
Net assets, ending (in thousands)	$26,842	$30,525	$21,239

	Periods Ended
	September 30,	September 30,
Class A Shares	1999	1998 ##
Net asset value, beginning	$13.54	$15.00
Income from investment operations
Net investment income (loss)	.03	.02
Net realized and unrealized gain (loss)	3.31	(1.48)
Total from investment operations	3.34	(1.46)
Distributions from
Net investment income	(.05)	----
Total increase (decrease) in net asset value	3.29	(1.46)
Net asset value, ending	$16.83	$13.54
Total return*	24.68%	(9.73%)
Ratios to average net assets:
Net investment income (loss)	.14%	.42% (a)
Total expenses	1.59%	1.86% (a)
Expenses before offsets	1.31%	1.01% (a)
Net expenses	1.25%	.95% (a)
Portfolio turnover	56%	27%
Net assets, ending (in thousands)	$12,257	$4,401

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$14.12	$19.41	$16.58
Income from investment operations
Net investment income (loss)	(.16)	(.20)	(.16)
Net realized and unrealized gain (loss)	(2.29)	(4.95)	2.99
Total from investment operations	(2.45)	(5.15)	2.83
Distributions from
Net realized gain	--	(.14)	--
Total increase (decrease) in net asset value	(2.45)	(5.29)	2.83
Net asset value, ending	$11.67	$14.12	$19.41

Total return*	(17.33%)	(26.70%)	17.07%
Ratios to average net assets:
Net investment income (loss)	(1.11%)	(1.18%)	(1.21%)
Total expenses	2.47%	2.42%	2.41%
Expenses before offsets	2.47%	2.42%	2.41%
Net expenses	2.45%	2.36%	2.32%
Portfolio turnover	36%	39%	43%
Net assets, ending (in thousands)	$4,980	$5,488	$6,531

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998 ##
Net asset value, beginning	$13.48	$15.00
Income from investment operations
Net investment income (loss)	(.11)	(.03)
Net realized and unrealized gain (loss)	3.21	(1.49)
Total from investment operations	3.10	(1.52)
Total increase (decrease) in net asset value	3.10	(1.52)
Net asset value, ending	$16.58	$13.48

Total return*	23.00%	(10.13%)
Ratios to average net assets:
Net investment income (loss)	(1.11%)	(.98%) (a)
Total expenses	2.67%	5.61% (a)
Expenses before offsets	2.56%	2.56% (a)
Net expenses	2.50%	2.50% (a)
Portfolio turnover	56%	27%
Net assets, ending (in thousands)	$4,078	$975

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2002	2001	2000
Net asset value, beginning	$14.16	$19.48	$16.62
Income from investment operations
Net investment income (loss)	(.16)	(.19)	(.14)
Net realized and unrealized gain (loss)	(2.29)	(4.99)	3.00
Total from investment operations	(2.45)	(5.18)	2.86
Distributions from
Net realized gain	--	(.14)	--
Total increase (decrease) in net asset value	(2.45)	(5.32)	2.86
Net asset value, ending	$11.71	$14.16	$19.48

Total return*	(17.28%)	(26.76%)	17.21%
Ratios to average net assets:
Net investment income (loss)	(1.10%)	(1.14%)	(1.15%)
Total expenses	2.47%	2.38%	2.35%
Expenses before offsets	2.47%	2.38%	2.35%
Net expenses	2.45%	2.32%	2.27%
Portfolio turnover	36%	39%	43%
Net assets, ending (in thousands)	$3,060	$3,376	$4,674

	Periods Ended
	September 30,	September 30,
Class C Shares	1999	1998###
Net asset value, beginning	$13.52	$14.52
Income from investment operations
Net investment income (loss)	(.09)	(.02)
Net realized and unrealized gain (loss)	3.19	(.98)
Total from investment operations	3.10	(1.00)
Total increase (decrease) in net asset value	3.10	(1.00)
Net asset value, ending	$16.62	$13.52

Total return*	22.93%	(6.89%)
Ratios to average net assets:
Net investment income (loss)	(1.12%)	(.96%) (a)
Total expenses	2.68%	4.82% (a)
Expenses before offsets	2.56%	2.56% (a)
Net expenses	2.50%	2.50% (a)
Portfolio turnover	56%	27%
Net assets, ending (in thousands)	$2,454	$397

Calvert Large Cap Growth

Financial Highlights

		Periods Ended
	September 30,	September 30	June 30,
Class A Shares	2002	2001**	2001+++
Net asset value, beginning	$19.19	$23.27	$29.87
Income from investment operations
Net investment income	(.10)	(.02)	(.08)
Net realized and unrealized gain (loss)	(2.84)	(4.06)	(6.52)
Total from investment operations	(2.94)	(4.08)	(6.60)
Total increase (decrease) in net asset value	(2.94)	(4.08)	(6.60)
Net asset value, ending	$16.25	$19.19	$23.27

Total return*	(15.32%)	(17.53%)	(22.10%)
Ratios to average net assets:
Net investment income	(.64%)	(.61%) (a)	(.54%) (a)
Total expenses	2.48%	2.62% (a)	3.02% (a)
Expenses before offsets	1.42%	1.39% (a)	1.42% (a)
Net expenses	1.39%	1.30% (a)	1.37% (a)
Portfolio turnover	71%	31%	122%
Net assets, ending (in thousands)	$8,758	$6,915	$7,318

		Periods Ended
	September 30,	September 30,	June 30,
Class B Shares	2002	2001**	2001+++
Net asset value, beginning	$19.04	$23.15	$29.87
Income from investment operations
Net investment income (loss)	(.25)	(.05)	(.21)
Net realized and unrealized gain (loss)	(2.83)	(4.06)	(6.51)
Total from investment operations	(3.08)	(4.11)	(6.72)
Total increase (decrease) in net asset value	(3.08)	(4.11)	(6.72)
Net asset value, ending	$15.96	$19.04	$23.15

Total return*	(16.18%)	(17.75%)	(22.50%)
Ratios to average net assets:
Net investment income (loss)	(1.64%)	(1.60%) (a)	(1.55%) (a)
Total expenses	3.61%	4.19% (a)	6.17% (a)
Expenses before offsets	2.42%	2.39% (a)	2.42% (a)
Net expenses	2.39%	2.30% (a)	2.37% (a)
Portfolio turnover	71%	31%	122%
Net assets, ending (in thousands)	$2,074	$1,445	$1,372

		Periods Ended
	September 30,	September 30,	June 30,
Class C Shares	2002	2001**	2001+++
Net asset value, beginning	$19.12	$23.24	$29.87
Income from investment operations
Net investment income (loss)	(.24)	(.06)	(.21)
Net realized and unrealized gain (loss)	(2.86)	(4.06)	(6.42)
Total from investment operations	(3.10)	(4.12)	(6.63)
Total increase (decrease) in net asset value	(3.10)	(4.12)	(6.63)
Net asset value, ending	$16.02	$19.12	$23.24

Total return*	(16.21%)	(17.73%)	(22.20%)
Ratios to average net assets:
Net investment income (loss)	(1.64%)	(1.62%) (a)	(1.50%) (a)
Total expenses	3.96%	5.14% (a)	5.75% (a)
Expenses before offsets	2.42%	2.39% (a)	2.42% (a)
Net expenses	2.39%	2.30% (a)	2.37% (a)
Portfolio turnover	71%	31%	122%
Net assets, ending (in thousands)	$1,234	$691	$743

Calvert Capital Accumulation

Financial Highlights

	Years Ended
	September 30,	September 30,
Class A Shares	2002	2001
Net asset value, beginning	$19.35	$36.34
Income from investment operations
Net investment income (loss)	(.29)	(.14)
Net realized and unrealized gain (loss)	(3.26)	(11.61)
Total from investment operations	(3.55)	(11.75)
Distributions from
Net realized gain	(.01)	(5.24)
Total distributions	(.01)	(5.24)
Total increase (decrease) in net asset value	(3.56)	(16.99)
Net asset value, ending	$15.79	$19.35

Total return*	(18.36%)	(36.60%)
Ratios to average net assets:
Net investment income (loss)	(1.47%)	(1.18%)
Total expenses	1.74%	1.69%
Expenses before offsets	1.74%	1.69%
Net expenses	1.73%	1.64%
Portfolio turnover	93%	71%
Net assets, ending (in thousands)	$83,643	$105,151

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2000	1999	1998
Net asset value, beginning	$25.88	$25.43	$27.21
Income from investment operations
Net investment income (loss)	(.32)	(.32)	(.25)
Net realized and unrealized gain	11.29	4.25	.96
Total from investment operations	10.97	3.93	.71
Distributions from
Net realized gain	(0.51)	(3.48)	(2.49)
Total distributions	(0.51)	(3.48)	(2.49)
Total increase (decrease) in net asset value	10.46	.45	(1.78)
Net asset value, ending	$36.34	$25.88	$25.43

Total return*	42.91%	14.91%	3.37%
Ratios to average net assets:
Net investment income (loss)	(1.12%)	(1.26%)	(1.08%)
Total expenses	1.67%	1.73%	1.74%
Expenses before offsets	1.67%	1.73%	1.74%
Net expenses	1.54%	1.58%	1.61%
Portfolio turnover	116%	88%	77%
Net assets, ending (in thousands)	$141,639	$102,508	$75,068

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$18.64	$35.47	$25.46
Income from investment operations
Net investment income (loss)	(.44)	(.24)	(.52)
Net realized and unrealized gain (loss)	(3.12)	(11.35)	11.04
Total from investment operations	(3.56)	(11.59)	10.52
Distributions from
Net realized gain	(.01)	(5.24)	(.51)
Total distributions	(.01)	(5.24)	(.51)
Total increase (decrease) in net asset value	(3.57)	(16.83)	10.01
Net asset value, ending	$15.07	$18.64	$35.47

Total return*	(19.11%)	(37.12%)	41.84%
Ratios to average net assets:
Net investment income (loss)	(2.38%)	(2.04%)	(1.88%)
Total expenses	2.65%	2.56%	2.49%
Expenses before offsets	2.65%	2.56%	2.49%
Net expenses	2.64%	2.50%	2.30%
Portfolio turnover	93%	71%	116%
Net assets, ending (in thousands)	$11,534	$13,914	$16,435

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998 #
Net asset value, beginning	$25.28	$28.39
Income from investment operations
Net investment income (loss)	(.41)	(.16)
Net realized and unrealized gain (loss)	4.07	(2.95)
Total from investment operations	3.66	(3.11)
Distributions from
Net realized gain	(3.48)	--
Total distributions	(3.48)	--
Total increase (decrease) in net asset value	.18	(3.11)
Net asset value, ending	$25.46	$25.28

Total return*	13.85%	(10.95)%
Ratios to average net assets:
Net investment income (loss)	(2.11%)	(2.62%) (a)
Total expenses	2.67%	3.57% (a)
Expenses before offsets	2.67%	3.31% (a)
Net expenses	2.42%	3.01% (a)
Portfolio turnover	88%	77%
Net assets, ending (in thousands)	$9,445	$3,311

	Years Ended
	September 30	September 30,
Class C Shares	2002	2001
Net asset value, beginning	$18.02	$34.48
Income from investment operations
Net investment income (loss)	(.42)	(.22)
Net realized and unrealized gain (loss)	(3.00)	(11.00)
Total from investment operations	(3.42)	(11.22)
Distributions from
Net realized gain	(.01)	(5.24)
Total distributions	(.01)	(5.24)
Total increase (decrease) in net asset value	(3.43)	(16.46)
Net asset value, ending	$14.59	$18.02

Total return*	(18.99%)	(37.11%)
Ratios to average net assets:
Net investment income (loss)	(2.32%)	(1.98%)
Total expenses	2.59%	2.49%
Expenses before offsets	2.59%	2.49%
Net expenses	2.58%	2.44%
Portfolio turnover	93%	71%
Net assets, ending (in thousands)	$8,365	$9,757

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2000	1999	1998
Net asset value, beginning	$24.76	$24.63	$26.64
Income from investment operations
Net investment income (loss)	(.50)	(.51)	(.40)
Net realized and unrealized gain	10.73	4.12	.88
Total from investment operations	10.23	3.61	.48
Distributions from
Net realized gain	(.51)	(3.48)	(2.49)
Total distributions	(.51)	(3.48)	(2.49)
Total increase (decrease) in net asset value	9.72	.13	(2.01)
Net asset value, ending	$34.48	$24.76	$24.63

Total return*	41.91%	14.02%	2.52%
Ratios to average net assets:
Net investment income (loss)	(1.87%)	(2.04%)	(1.98%)
Total expenses	2.47%	2.56%	2.75%
Expenses before offsets	2.47%	2.56%	2.75%
Net expenses	2.29%	2.35%	2.50%
Portfolio turnover	116%	88%	77%
Net assets, ending (in thousands)	$13,769	$9,021	$6,548

Calvert World Values International Equity

Financial Highlights

	Years Ended
	September 30,	September 30,
Class A Shares	2002	2001
Net asset value, beginning	$13.65	$21.77
Income from investment operations
Net investment income (loss)	.01	.01
Net realized and unrealized gain (loss)	(1.59)	(6.75)
Total from investment operations	(1.58)	(6.74)
Distributions from
Net realized gains	(.08)	(1.38)
Total distributions	(.08)	(1.38)
Total increase (decrease) in net asset value	(1.66)	(8.12)
Net asset value, ending	$11.99	$13.65

Total return*	(11.69%)	(32.93%)
Ratios to average net assets:
Net investment income (loss)	.06%	.07%
Total expenses	2.02%	1.85%
Expenses before offsets	2.00%	1.85%
Net expenses	1.99%	1.83%
Portfolio turnover	106%	93%
Net assets, ending (in thousands)	$129,887	$152,278

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2000	1999	1998
Net asset value, beginning	$21.89	$18.57	$22.06
Income from investment operations
Net investment income	(.03)	.01	.06
Net realized and unrealized gain (loss)	.87	4.94	(2.11)
Total from investment operations	.84	4.95	(2.05)
Distributions from
Net investment income	--	(.07)	(.06)
Net realized gains	(.96)	(1.56)	(1.38)
Total distributions	(.96)	(1.63)	(1.44)
Total increase (decrease) in net asset value	(.12)	3.32	(3.49)
Net asset value, ending	$21.77	$21.89	$18.57

Total return*	3.36%	27.53%	(9.29%)
Ratios to average net assets:
Net investment income (loss)	(.15%)	.04%	.27%
Total expenses	1.81%	1.87%	1.86%
Expenses before offsets	1.81%	1.87%	1.86%
Net expenses	1.73%	1.83%	1.80%
Portfolio turnover	76%	82%	84%
Net assets, ending (in thousands)	$238,646	$231,516	$195,192

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$13.09	$21.20	$21.56
Income from investment operations
Net investment income (loss)	(.16)	(.18)	(.23)
Net realized and unrealized gain (loss)	(1.52)	(6.55)	.83
Total from investment operations	(1.68)	(6.73)	.60
Distributions from:
Net realized gains	(.08)	(1.38)	(.96)
Total distributions	(.08)	(1.38)	(.96)
Total increase (decrease) in net asset value	(1.76)	(8.11)	(.36)
Net asset value, ending	$11.33	$13.09	$21.20

Total return*	(12.96%)	(33.82%)	2.28%
Ratios to average net assets:
Net investment income (loss)	(1.22%)	(1.13%)	(1.29%)
Total expenses	3.33%	3.08%	3.04%
Expenses before offsets	3.31%	3.08%	3.04%
Net expenses	3.31%	3.06%	2.96%
Portfolio turnover	106%	93%	76%
Net assets, ending (in thousands).	$4,424	$4,542	$5,577

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998+
Net asset value, beginning	$18.48	$21.83
Income from investment operations
Net investment income (loss)	(.15)	(.05)
Net realized and unrealized gain (loss)	4.79	(3.30)
Total from investment operations	4.64	(3.35)
Distributions from:
Net realized gains	(1.56)	----
Total distributions	(1.56)	----
Total increase (decrease) in net asset value	3.08	(3.35)
Net asset value, ending	$21.56	$18.48

Total return*	25.84%	(15.35%)
Ratios to average net assets:
Net investment income (loss)	(1.20%)	(.99%)(a)
Total expenses	3.62%	6.11%(a)
Expenses before offsets	3.20%	3.22%(a)
Net expenses	3.16%	3.16%(a)
Portfolio turnover	82%	84%
Net assets, ending (in thousands)	$3,133	$879

	Years Ended
	September 30,	September 30,
Class C Shares	2002	2001
Net asset value, beginning	$12.64	$20.46
Income from investment operations
Net investment income (loss)	(.12)	(.14)
Net realized and unrealized gain (loss)	(1.47)	(6.30)
Total from investment operations	(1.59)	(6.44)
Distributions from:
Net realized gains	(.08)	(1.38)
Total distributions	(.08)	(1.38)
Total increase (decrease) in net asset value	(1.67)	(7.82)
Net asset value, ending	$10.97	$12.64

Total return*	(12.71%)	(33.62%)
Ratios to average net assets:
Net investment income (loss)	(.95%)	(.89%)
Total expenses	3.05%	2.81%
Expenses before offsets	3.04%	2.81%
Net expenses	3.03%	2.79%
Portfolio turnover	106%	93%
Net assets, ending (in thousands)	$7,021	$7,434

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2000	1999	1998
Net asset value, beginning	$20.81	$17.83	$21.39
Income from investment operations
Net investment income (loss)	(.22)	(.17)	(.13)
Net realized and unrealized gain (loss)	.83	4.71	(2.05)
Total from investment operations	.61	4.54	(2.18)
Distributions from
Net realized gains	(.96)	(1.56)	(1.38)
Total distributions	(.96)	(1.56)	(1.38)
Total increase (decrease) in net asset value	(.35)	2.98	(3.56)
Net asset value, ending	$20.46	$20.81	$17.83

Total return*	2.41%	26.25%	(10.22%)
Ratios to average net assets:
Net investment income (loss)	(1.06%)	(.92%)	(.79%)
Total expenses	2.75%	2.83%	2.91%
Expenses before offsets	2.75%	2.83%	2.91%
Net expenses	2.67%	2.80%	2.85%
Portfolio turnover	76%	82%	84%
Net assets, ending (in thousands)	$11,278	$9,777	$8,043

Calvert New Vision Small Cap

Financial Highlights

	Years Ended
	September 30,	September 30,
Class A Shares	2002	2001
Net asset value, beginning	$15.39	$18.43
Income from investment operations
Net investment income (loss)	.19	(.11)
Net realized and unrealized gain (loss)	(1.60)	(1.51)
Total from investment operations	(1.41)	(1.62)
Distributions from
Net realized gain	(.37)	(1.42)
Total distributions	(.37)	(1.42)
Total increase (decrease) in net asset value	(1.78)	(3.04)
Net asset value, ending	$13.61	$15.39
Total return*	(9.65%)	(8.99%)
Ratios to average net assets:
Net investment income (loss)	1.11%	(.66%)
Total expenses	1.70%	1.76%
Expenses before offsets	1.70%	1.72%
Net expenses	1.70%	1.63%
Portfolio turnover	41%	66%
Net assets, ending (in thousands)	$109,207	$84,979

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2000	1999	1998
Net asset value, beginning	$13.49	$12.04	$15.65
Income from investment operations
Net investment income (loss)	(.13)	(.05)	(.02)
Net realized and unrealized gain (loss)	5.07	1.50	(3.55)
Total from investment operations	4.94	1.45	(3.57)
Distributions from
Net realized gain	--	--	(.04)
Total distributions	--	--	(.04)
Total increase (decrease) in net asset value	4.94	1.45	(3.61)
Net asset value, ending	$18.43	$13.49	$12.04
Total return*	36.62%	12.04%	(22.86%)
Ratios to average net assets:
Net investment income (loss)	(.82%)	(.39%)	(.17%)
Total expenses	1.79%	1.96%	1.88%
Expenses before offsets	1.76%	1.93%	1.82%
Net expenses	1.50%	1.66%	1.71%
Portfolio turnover	113%	68%	68%
Net assets, ending (in thousands)	$79,641	$52,961	$61,765

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$14.80	$17.96	$13.29
Income from investment operations
Net investment income (loss)	.03	(.27)	(.30)
Net realized and unrealized gain (loss)	(1.52)	(1.47)	4.97
Total from investment operations	(1.49)	(1.74)	4.67
Distributions from
Net realized gain	(.37)	(1.42)	--
Total distributions	(.37)	(1.42)	--
Total increase (decrease) in net asset value	(1.86)	(3.16)	4.67
Net asset value, ending	$12.94	$14.80	$17.96

Total return*	(10.59%)	(9.96%)	35.14%
Ratios to average net assets:
Net investment income (loss)	.18%	(1.74%)	(1.86%)
Total expenses	2.76%	2.87%	2.97%
Expenses before offsets	2.76%	2.82%	2.94%
Net expenses	2.76%	2.71%	2.52%
Portfolio turnover	41%	66%	113%
Net assets, ending (in thousands)	$11,878	$6,477	$4,484

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998#
Net asset value, beginning	$12.01	$16.18
Income from investment operations
Net investment income (loss)	(.15)	(.05)
Net realized and unrealized gain (loss)	1.43	(4.12)
Total from investment operations	1.28	(4.17)
Total increase (decrease) in net asset value	1.28	(4.17)
Net asset value, ending	$13.29	$12.01

Total return*	10.66%	(25.77%)
Ratios to average net assets:
Net investment income (loss)	(1.68%)	(1.39%) (a)
Total expenses	3.87%	7.68% (a)
Expenses before offsets	3.33%	3.40% (a)
Net expenses	2.93%	2.99% (a)
Portfolio turnover	68%	68%
Net assets, ending (in thousands)	$1,504	$523

	Years Ended
	September 30,	September 30,
Class C Shares	2002	2001
Net asset value, beginning	$14.85	$17.99
Income from investment operations
Net investment income (loss)	.04	(.24)
Net realized and unrealized gain (loss)	(1.52)	(1.48)
Total from investment operations	(1.48)	(1.72)
Distributions from
Net realized gain	(.37)	(1.42)
Total distributions	(.37)	(1.42)
Total increase (decrease) in net asset value	(1.85)	(3.14)
Net asset value, ending	$13.00	$14.85

Total return*	(10.49%)	(9.83%)
Ratios to average net assets:
Net investment income (loss)	0.27%	(1.56%)
Total expenses	2.60%	2.69%
Expenses before offsets	2.60%	2.65%
Net expenses	2.59%	2.54%
Portfolio turnover	41%	66%
Net assets, ending (in thousands)	$13,260	$8,489

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2000	1999	1998
Net asset value, beginning	$13.27	$11.95	$15.62
Income from investment operations
Net investment income (loss)	(.26)	(.22)	(.15)
Net realized and unrealized gain (loss)	4.98	1.54	(3.48)
Total from investment operations	4.72	1.32	(3.63)
Distributions from
Net realized gain	--	--	(.04)
Total distributions	--	--	(.04)
Total increase (decrease) in net asset value	4.72	1.32	(3.67)
Net asset value, ending	$17.99	$13.27	$11.95

Total return*	35.57%	11.05%	(23.31%)
Ratios to average net assets:
Net investment income (loss)	(1.66%)	(1.27%)	(1.15%)
Total expenses	2.68%	2.87%	2.94%
Expenses before offsets	2.65%	2.84%	2.78%
Net expenses	2.33%	2.53%	2.64%
Portfolio turnover	113%	68%	68%
Net assets, ending (in thousands)	$8,799	$6,215	$7,097


CSIF Bond

Financial Highlights

	Years Ended
	September 30,	September 30,
Class A Shares	2002	2001
Net asset value, beginning	$16.38	$15.38
Income from investment operations
Net investment income	.80	1.01
Net realized and unrealized gain (loss)	(.01)	.99
Total from investment operations	.79	2.00
Distributions from
Net investment income	(.82)	(1.00)
Net realized gains	(.55)	--
Total distributions	(1.37)	(1.00)
Total increase (decrease) in net asset value	(.58)	1.00
Net asset value, ending	$15.80	$16.38

Total return*	5.18%	13.46%
Ratios to average net assets:
Net investment income	5.07%	6.32%
Total expenses	1.19%	1.19%
Expenses before offsets	1.19%	1.19%
Net expenses	1.18%	1.17%
Portfolio turnover	607%	955%
Net assets, ending (in thousands)	$128,077	$96,736

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2000	1999	1998
Net asset value, beginning	$15.59	$16.88	$16.64
Income from investment operations
Net investment income	1.06	.93	.95
Net realized and unrealized gain (loss)	(.20)	(.74)	.41
Total from investment operations	.86	.19	1.36
Distributions from
Net investment income	(1.06)	(.93)	(.96)
Net realized gains	(.01)	(.55)	(.16)
Total distributions	(1.07)	(1.48)	(1.12)
Total increase (decrease) in net asset value	(.21)	(1.29)	.24
Net asset value, ending	$15.38	$15.59	$16.88

Total return*	5.76%	1.18%	8.46%
Ratios to average net assets:
Net investment income	6.90%	5.79%	5.69%
Total expenses	1.20%	1.13%	1.14%
Expenses before offsets	1.20%	1.13%	1.14%
Net expenses	1.16%	1.09%	1.07%
Portfolio turnover	1,011%	570%	620%
Net assets, ending (in thousands)	$71,525	$66,944	$65,807

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000
Net asset value, beginning	$16.32	$15.33	$15.53
Income from investment operations
Net investment income	.65	.85	.90
Net realized and unrealized gain (loss)	--	.98	(.20)
Total from investment operations	.65	1.83	.70
Distributions from
Net investment income	(.67)	(0.84)	(.89)
Net realized gains	(.55)	--	(.01)
Total distributions	(1.22)	(0.84)	(.90)
Total increase (decrease) in net asset value	(.57)	0.99	(.20)
Net asset value, ending	$15.75	$16.32	$15.33

Total return*	4.26%	12.31%	4.61%
Ratios to average net assets:
Net investment income	4.10%	5.21%	5.89%
Total expenses	2.13%	2.19%	2.26%
Expenses before offsets	2.13%	2.19%	2.26%
Net expenses	2.12%	2.17%	2.20%
Portfolio turnover	607%	955%	1,011%
Net assets, ending (in thousands)	$14,305	$8,046	$3,220

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998#
Net asset value, beginning	$16.84	$16.69
Income from investment operations
Net investment income	.74	.36
Net realized and unrealized gain (loss)	(.79)	.19
Total from investment operations	(.05)	.55
Distributions from
Net investment income	(.71)	(.40)
Net realized gains	(.55)	--
Total distributions	(1.26)	(.40)
Total increase (decrease) in net asset value	(1.31)	.15
Net asset value, ending	$15.53	$16.84

Total return*	(.29%)	3.36%
Ratios to average net assets:
Net investment income	4.43%	4.14% (a)
Total expenses	2.72%	8.08% (a)
Expenses before offsets	2.56%	2.55% (a)
Net expenses	2.50%	2.50% (a)
Portfolio turnover	570%	620%
Net assets, ending (in thousands)	$2,773	$557

		Year Ended
	September 30,	September 30,	September 30,
Class C Shares	2002	2001	2000
Net asset value, beginning	$16.30	$15.31	$15.51
Income from investment operations
Net investment income	.63	.84	.86
Net realized and unrealized gain (loss)	.01	.96	(.18)
Total from investment operations	.64	1.80	.68
Distributions from
Net investment income	(.66)	(.81)	(.87)
Net realized gains	(.55)	--	(.01)
Total distributions	(1.21)	(.81)	(.88)
Total increase (decrease) in net asset value	(.57)	.99	(.20)
Net asset value, ending	$15.73	$16.30	$15.31

Total return*	4.24%	12.06%	4.48%
Ratios to average net assets:
Net investment income	4.07%	5.10%	5.64%
Total expenses	2.13%	2.38%	2.45%
Expenses before offsets	2.13%	2.38%	2.45%
Net expenses	2.12%	2.36%	2.40%
Portfolio turnover	607%	955%	1,011%
Net assets, ending (in thousands)	$9,278	$3,524	$1,810

	Periods Ended
	September 30,	September 30,
Class C Shares	1999	1998###
Net asset value, beginning	$16.84	$16.81
Income from investment operations
Net investment income	.74	.21
Net realized and unrealized gain (loss)	(.80)	.08
Total from investment operations	(.06)	.29
Distributions from
Net investment income	(.72)	(.26)
Net realized gains	(.55)	--
Total distributions	(1.27)	(.26)
Total increase (decrease) in net asset value	(1.33)	.03
Net asset value, ending	$15.51	$16.84

Total return*	(.40%)	1.75%
Ratios to average net assets:
Net investment income	4.41%	4.06% (a)
Total expenses	2.85%	7.09% (a)
Expenses before offsets	2.55%	2.74% (a)
Net expenses	2.50%	2.50% (a)
Portfolio turnover	570%	620%
Net assets, ending (in thousands)	$1,779	$399

CSIF Money Market

Financial Highlights

	Years Ended
	September 30,	September 30,
	2002	2001
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.015	.045
Distributions from
Net investment income	(.015)	(.045)

Net asset value, ending	$1.00	$1.00

Total return*	1.49%	4.63%
Ratios to average net assets:
Net investment income	1.48%	4.52%
Total expenses	.89%	.84%
Expenses before offsets	.88%	.84%
Net expenses	.87%	.83%
Net assets, ending (in thousands)	$192,680	$206,061

		Years Ended
	September 30,	September 30,	September 30,
	2000	1999	1998
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.054	.045	.049
Distributions from
Net investment income	(.054)	(.045)	(.049)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	5.53%	4.54%	5.02%
Ratios to average net assets:
Net investment income	5.39%	4.43%	4.92%
Total expenses	.84%	.90%	.94%
Expenses before offsets	.84%	.89%	.89%
Net expenses	.82%	.87%	.87%
Net assets, ending (in thousands)	$206,753	$193,941	$172,701

(a)     Annualized

#       From April 1, 1998 inception.

##      From April 15, 1998 inception.

###    From June 1, 1998 inception.

+       From March 1, 1998.

++      From June 30, 2000 inception.

+++    From October 31, 2000 inception.

*        Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

**       Three month audited period.

EXHIBIT A

Reduced Sales Charges (Class A Only)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Rights of Accumulation can be applied to several accounts

Class A sales charge breakpoints are automatically calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group*  upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter of Intent

If you (or your group, as described above) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases, instead of the higher 4.75% sales charge. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase, (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district, or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan  if at the time of purchase  the owner of the account is (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

There is no sales charge imposed by Calvert on shares purchased by Delaware Investments for its omnibus account established for the Pennsylvania TAP 529 Investment Plan.

Other Circumstances

There is no sales charge on shares of any fund of the Calvert Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Funds, employees of Calvert and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for Calvert, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor; (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution; (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Shareholders of The Advocacy Fund

Through August 31, 2003, there is no sales charge on shares of the funds offered in this prospectus  to persons who were shareholders of The Advocacy Fund in 2002-03.  Please include a copy of your Advocacy Fund statement, or other documentation showing ownership of The Advocacy Fund, with your initial Calvert application.

Established Accounts

Shares of CSIF Balanced may be sold at net asset value to you if your account was established on or before July 17, 1986.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Fund automatically invested in another account with no additional sales charge.

Purchases made at NAV

Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

If you redeem shares and then within 60 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

*	A "qualified group" is one which:
1. has been in existence for more than six months, and
2. has a purpose other than acquiring shares at a discount, and
3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

EXHIBIT B

Service Fees and Arrangements with Dealers

Calvert Distributors, Inc., each Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C) when you purchase shares of non-money market funds. CDI also pays dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

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Maximum Commission/Service Fees
CSIF Money Market	None/0.25%

	Class A*	Class B**	Class C***
CSIF Balanced	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Social Index Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Enhanced Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Large Cap Growth	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Capital Accumulation	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CWVF International Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
New Vision Small Cap	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Bond	3.00%/0.25%	3.00%/0.25%	1.00%/1.00%

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*Class A service fee begins to accrue in 1st month after purchase.

**Class B service fee begins to accrue in 13th month.

***Class C pays dealers a service fee of 0.25% and additional compensation of 0.75% for a total of 1%. Begins to accrue in 13th month.

Occasionally, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI pays dealers a finder's fee on Class A  shares purchased at NAV in accounts with $1 million or more (excluding CSIF Money Market.)  The finder's fee is 0.80% of the purchase NAV amount on the first $2 million, 0.64% on $2 to $3 million, 0.40% on $3 to $50 million, 0.20% on $50 to $100 million, and 0.12% over $100 million. If a finder's fee is paid, and some or all of the purchase is exchanged into another fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:

800-368-2748

Performance and Prices:

www.calvert.com

Calvert Information Network

24 hours, 7 days a week

800-368-2745

Service for Existing Accounts:

Shareholders 800-368-2745

Brokers 800-368-2746

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Calvert Web-Site

Address: www.calvert.com

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group

4550 Montgomery Ave.

Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site

www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov.  Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-3334(CSIF)

no. 811- 06563(CWVF  International Equity and Capital Accumulation)

no. 811- 3416 (New Vision Small Cap)

no. 811-09877 (Calvert Social Index Fund)

no. 811-10045 (Calvert Large Cap Growth)


Prospectus

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January 31, 2003

Class I (INSTITUTIONAL) SHARES

- Calvert Social Investment Fund (CSIF) Balanced

- CSIF Equity

- Calvert Social Index Fund

- CSIF Enhanced Equity

- Calvert Large Cap Growth

- Calvert Capital Accumulation

- Calvert World Values International Equity

- Calvert New Vision Small Cap

- CSIF Bond

- Calvert Income

- Calvert Short Duration Income

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Note:  Class I shares may not be available in all Funds.  Please call 1-800-327-2109 for availability.

TABLE OF CONTENTS

About the Funds
Investment Objective, Strategy, Past Performance	1
Fees and Expenses	20
Investment Practices and Risks	22
About Social Investing
Investment Selection Process	28
Socially Responsible Investment Criteria	28
High Social Impact Investments	29
Special Equities	30
Manager Discovery Program	30
Shareholder Advocacy and Social Responsibility	30
About Your Investment
About Calvert	30
Subadvisors and Portfolio Managers	30
Advisory Fees	32
How to Open an Account	32
Important -- How Shares are Priced	32
When Your Account Will be Credited	32
Other Calvert Features (Exchanges, Minimum Account Balance, etc.)	32
Dividends, Capital Gains and Taxes	33
How to Sell Shares	34
Financial Highlights	34

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CSIF Balanced

Advisor	Calvert Asset Management Company, Inc.
Subadvisors	Brown Capital Management, Inc.
SSgA Funds Management, Inc.
Manager Discovery Program (see page 30)

Objective

CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of  stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

Principal investment strategies

The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments.  Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product.  The Advisor rebalances the portfolio quarterly to adjust for changes in market value.  The Fund is, primarily, a large cap core U.S. domestic portfolio, although it may have other investments, including some foreign stocks and mid-cap stocks.  The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement.  The fixed income portion reflects an active trading strategy, seeking total return, and focuses on a duration target approximating the Lehman Aggregate Bond Index.

Equity investments are selected by the Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-	The market prices of stocks or bonds decline
-	The individual stocks and bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result
-	For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct
-	For the fixed-income securities held in the Fund, the credit quality of the securities deteriorates such as an event of bankruptcy
-

For the foreign securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar

-	The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

The active trading strategy for the fixed income portion of the Fund may cause the Fund to have, relative to other balanced funds, a high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, the Russell 1000 Index, the Lehman Aggregate Bond Index, and the Lehman US Credit Index. It also shows the Fund's returns compared to the Lipper Balanced Funds Average. The Fund recently changed its passive (unmanaged) index from the Standard & Poor's 500 Index to the more closely related Russell 1000 Index.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year CSIF Balanced Total Return

[INSERT BAR CHART HERE]

Best Quarter: (of period shown )	Q4 '01;	7.37%
Worst Quarter: (of period shown)	Q3 '01;	(10.47%)

Average Annual Total Returns(as of 12-31-02)

	1 year	Since Inception1
CSIF Balanced:
Return before taxes	(11.97%)	(3.06%)
Return after taxes on distributions	(12.90%)	(4.91%)
Return after taxes on distributions and sale of Fund shares	(7.33%)	(2.81%)
S&P 500 Index Monthly Reinvested	(22.09%)	(7.29%)
Russell 1000 Index	(21.65%)	(6.83%)
Lehman Aggregate Bond Index TR	10.25%	7.88%
Lehman US Credit Index	10.53%	7.67%
Lipper Balanced Funds Avg.	(11.71%)	(1.34%)

1 Since inception of Class I shares (2/28/99).

(Indexes reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Equity

Advisor	Calvert Asset Management Company, Inc.
Subadvisor	Atlanta Capital Management Company, L.L.C

Objective

CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal investment strategies

The Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth.  Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-	The stock market goes down
-	The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index.  It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average.   After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year CSIF Equity Total Return

[INSERT BAR CHART HERE]

Best Quarter: (of period shown )	Q4 '01;	15.31%
Worst Quarter: (of period shown)	Q3 '02;	(16.10%)

Average annual total returns(as of 12-31-02)

	1 year	Since Inception1
CSIF Equity:
Return before taxes	(14.52%)	0.99%
Return after taxes on distributions	(14.54%)	0.06%
Return after taxes on distributions and sale of Fund shares	(8.90%)	0.82%
S&P 500 Index Monthly Reinvested	(22.09%)	(12.57%)
Lipper Multi-Cap Core Funds Avg.	(21.75%)	(9.87%)

1 Since inception of Class I shares (11/30/99). The month-end date of 11/30/99 is used for comparison purposes only; actual inception for Class I shares is 11/1/99.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Social Index Fund

Advisor	Calvert Asset Management Company, Inc.
Subadvisor	World Asset Management, a division of Munder Capital Management

Objective

Calvert Social Index Fund seeks to match the performance of the Calvert Social Index (TM), which measures the investment return of large- and mid-capitalization stocks.

Principal investment strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index.  The Fund uses a replication index method, investing in each stock in the Index in about the same proportion as represented in the Index itself.

Calvert Social Index

The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2002, there were 635 companies in the Index, though this number will change over time due to company mergers or changes due to our evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1000 largest companies. The Index is also reviewed quarterly to adjust for social criteria, sector weightings against the 40% limitation on exposure to any one sector, share adjustments, etc.

The socially responsible criteria are described in the section "Socially Responsible Investment Criteria". Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-	The stock market or the Calvert Social Index goes down
-

An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Calvert Social Index.  It also shows the Fund's returns compared to the Lipper Large- Cap Growth Funds Average. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year Calvert Social Index Fund

Total Return

[INSERT BAR CHART HERE]

Best Quarter: (of period shown)	Q4 '01;	13.72%
Worst Quarter: (of period shown)	Q3 '02;	(17.65%)

Average annual total returns(as of 12-31-02)

	1 year	Since Inception1
Calvert Social Index Fund
Return before taxes	(24.45%)	(20.70%)
Return after taxes on distributions	(24.58%)	(20.84%)
Return after taxes on distributions and sale of Fund shares	(15.01%)	(15.98%)
Calvert Social Index	(24.09%)	(20.44%)
Lipper Large-Cap Growth Funds Avg.	(28.63%)	(27.34%)

1Since inception of Class I shares (6/30/00).

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Enhanced Equity

Advisor	Calvert Asset Management Company, Inc.
Subadvisor	SSgA Funds Management, Inc.

Objective

CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index.  It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria.  This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal investment strategies

The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics.  The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value and momentum of market sentiment. These three measures combine to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis-à-vis the Russell 1000 Index.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $11 billion.

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-	The stock market or the Russell 1000 Index goes down
-

The individual stocks in the Fund or the enhanced equity modeling portfolio do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

-

An enhanced equity fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.   The Fund is not sponsored, sold, promoted, or endorsed by the Frank Russell Company.

Tracking the Index

The Subadvisor expects the annual tracking error, relative to the return of the Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor.  The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Russell 1000 Index.  It also shows the Fund's returns compared to the Lipper Large- Cap Core Funds Average. Class I shares ceased operations on 1/18/02. However, Class A shares (not offered in this prospectus) have had continuous operations. In the chart and table below, performance results since 1/18/02 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge), and after-tax returns are shown only for Class A shares at NAV. Because Class A has higher expenses, its performance is lower than the Class I would realize in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year CSIF Enhanced Equity

Total Return

[INSERT BAR CHART HERE]

Best Quarter: (of period shown)	Q4 '99;	14.72%
Worst Quarter: (of period shown)	Q3 '02;	(16.05%)

Average annual total returns(as of 12-31-02)

	1 year	Since Inception1
CSIF Enhanced Equity:
Return before taxes	(17.55%)	(1.33%)
Return after taxes on distributions	(21.42%)	(2.79%)
Return after taxes on distributions and sale of Fund shares	(13.14%)	(2.16%)
Russell 1000 Index TR	(21.65%)	(3.47%)
Lipper Large-Cap Core Funds Avg.	(23.50%)	(4.72%)

1Since inception of Class I shares (4/30/98). The month-end date of 4/30/98 is used for comparison purposes only; actual Fund inception is 4/15/98.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Large Cap Growth

Advisor	Calvert Asset Management Company, Inc.
Subadvisor	Bridgeway Capital Management, Inc.

Investment Objective

Calvert Large Cap Growth Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal Investment Strategies

The Fund invests in a diversified portfolio of common stocks of companies which meet the Fund's investment and social criteria. Under normal circumstances, the Fund will invest at least 80% of its net assets in large cap companies. The Fund defines "large cap" companies as those whose market capitalization falls within the range of the S&P 500. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

A secondary portfolio strategy is the use of exchange-traded, "traditional" stock index options and futures. These investments help to keep the long-term average market risk of the Fund roughly equal to the market itself. At any one point in time, however, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor believe that the use of these instruments is conservative; it does not try to leverage overall market risk in the long term.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-	The stock market goes down
-	The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result
-	The use of stock index futures and options could add to, rather than decrease, risk

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Multi-Cap Growth Funds Average. Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00.  Thus the following performance results for the Calvert Large Cap Growth Fund for periods prior to that date reflect the performance of the Bridgeway Social Responsibility Portfolio. Please note that current expenses (exclusive of performance adjustment) for the Class I Shares of the Large Cap Growth Fund are capped at 0.90%, less than what they were for the Bridgeway Social Responsibility Portfolio and therefore, actual performance would have differed. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year Large Cap Growth

Total Return

[INSERT BAR CHART HERE]

Best Quarter: (of period shown )	Q4 '99;	40.66%
Worst Quarter: (of period shown)	Q1 '01;	(22.53%)

Average annual total returns(as of 12-31-02)

	1 year	5 years	Since
			Inception1
Large Cap Growth:
Return before taxes	(20.75%)	2.27%	8.98%
Return after taxes on distributions	(20.75%)	1.64%	8.19%
Return after taxes on distributions and sale of Fund shares	(12.74%)	1.94%	7.45%
S&P 500 Index Monthly Reinvested	(22.09%)	(0.58%)	9.54%
Lipper Multi-Cap Growth Funds Avg.	(29.92%)	(2.27%)	6.67%

1  Since inception (8/31/94). The month-end date of 8/31/94 is used for comparison purposes only; actual Fund inception is 8/5/94.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Capital Accumulation

Advisor	Calvert Asset Management Company, Inc.
Subadvisor	Brown Capital Management, Inc.

Objective

Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria.  This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal investment strategies --- investments are primarily in the common stocks of mid-size companies.

Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines mid-cap companies as those within the range of market capitalizations of the Russell Mid Cap Growth Index.  Most companies in the Index have a capitalization of $500 million to $15 billion.  Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations.  The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-	The stock market goes down
-	The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result
-	The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies
-	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Russell Mid Cap Growth Index and the Standard & Poor's  Mid-Cap 400 Index.  It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Funds Average. The Fund recently changed its passive (unmanaged) index from the Standard & Poor's Mid-Cap 400 Index to the more closely related Russell Mid Cap Growth Index. Class I shares ceased operations on 1/18/02. However, Class A shares (not offered in this prospectus) have had continuous operations. In the chart and table below, performance results since 1/18/02 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge), and after-tax returns are shown only for Class A shares at NAV. Because Class A has higher expenses, its performance is lower than the Class I would realize in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year Capital Accumulation

Total Return

[INSERT BAR CHART HERE]

Best Quarter:   (of period shown )         Q4 '01;         22.61%

Worst Quarter: (of period shown) Q3 '01;         (24.74%)

Average annual total returns(as of 12-31-02)

	1 year	Since
		Inception1
Capital Accumulation:
Return before taxes	(28.68%)	(4.87%)
Return after taxes on distributions	(32.13%)	(8.29%)
Return after taxes on distributions and sale of Fund shares	(19.73%)	(5.46%)
Russell Mid Cap Growth Index	(27.41%)	(5.96%)
S&P Mid-Cap 400 Index	(14.51%)	6.16%
Lipper Mid-Cap Growth Funds Avg.	(28.21%)	(4.05%)

1 Since inception of Class I shares (2/28/99).

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert World Values International Equity

Advisor	Calvert Asset Management Company, Inc.
Subadvisor	Grantham, Mayo, Van Otterloo & Co., LLC

Objective

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal investment strategies

The Fund invests primarily in non-U.S. large cap stocks using a core investment approach.  The Fund will generally hold stocks of companies from the constituent countries of MSCI's EAFE Index, but may opportunistically invest in other countries, including some emerging markets stocks.  The Subadvisor uses an investment process that focuses on deriving returns from individual stock selection (bottom-up).  The Subadvisor creates original fundamental research on a broad range of non-U.S. securities and applies a set of quantitative screening models to identify stocks that are expected to provide returns that are superior to that of the benchmark.  These models evaluate stocks based on fundamental valuation judgments and market activity.  The Subadvisor constructs the portfolio in a manner that attempts to control the level of risk in the portfolio, relative to the benchmark, MSCI's EAFE Index.

No more than 5% of fund net assets will be invested in U.S. companies (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-	The stock markets (including those outside the U.S.) go down
-	The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result
-

Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index.  It also shows the Fund's returns compared to the Lipper International Funds Average. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year CWVF International Equity

Total Return

Best Quarter: (of period shown )	Q4 '01;	8.94%
Worst Quarter: (of period shown)	Q3 '01;	(17.04%)

Average Annual Total Returns(as of 12-31-02)

	1 year	Since
		Inception1
CWVF International Equity:
Return before taxes	(12.26%)	(7.37%)
Return after taxes on distributions	(12.29%)	(8.07%)
Return after taxes on distributions and sale of Fund shares	(7.40%)	(5.71%)
MSCI EAFE Index GD	(15.66%)	(7.31%)
Lipper International Funds Average	(16.67%)	(5.91%)

1 Since inception of Class I shares (2/28/99).

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert New Vision Small Cap

Advisor	Calvert Asset Management Company, Inc.
Subadvisor	Awad Asset Management, Inc.

Objective

New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meets the Fund's investment and social criteria.  This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

At least 80% of the Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).  The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-	The stock market goes down
-	The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result
-	Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Russell 2000 Index.   It also shows the Fund's returns compared to the Lipper Small-Cap Core Funds Average.  Class I shares ceased operations on 1/18/02. However, Class A shares (not offered in this prospectus) have had continuous operations. In the chart and table below, performance results since 1/18/02 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge), and after-tax returns are shown only for Class A shares at NAV. Because Class A has higher expenses, its performance is lower than the Class I would realize in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year New Vision Small Cap

Total Return

[INSERT BAR CHART HERE]

Best Quarter: (of period shown )	Q1 '00;	18.68%
Worst Quarter: (of period shown)	Q3 '02;	(21.69%)

Average Annual Total Returns(as of 12-31-02)

	1 year	Since
		Inception1
New Vision Small Cap:
Return before taxes	(20.98%)	7.32%
Return after taxes on distributions	(25.02%)	4.18%
Return after taxes on distributions and sale of Fund shares	(15.19%)	3.84%
Russell 2000 Index TR	(20.48%)	0.75%
Lipper Small-Cap Core Funds Average	(18.23%)	6.20%

1 Since inception of Class I shares (2/28/99).

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)


CSIF Bond

Advisor	Calvert Asset Management Company, Inc.

Objective

CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal investment strategies

The Fund uses an active strategy, seeking relative value to earn incremental income.  The Fund typically invests at least 80% of its assets in fixed income securities of any quality, with at least 65% of its assets in investment grade debt securities rated A or above.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

-	The market prices of bonds decline
-	The individual bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result
-	The credit quality of the securities deteriorates such as an event of bankruptcy
-	The Advisor's forecast as to interest rates is not correct
-	The Advisor's allocation among different sectors of the bond market does not perform as well as expected
-	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
-	The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit risk than investment grade bonds.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index and the Lehman US Credit Index. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A-Rated Average. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year CSIF Bond Total Return

[INSERT BAR CHART HERE]

Best Quarter: (of period shown )	Q1 '01;	7.83%
Worst Quarter: (of period shown)	Q1 '02;	(0.29%)

Average Annual Total Returns(as of 12-31-02)

	1 year	Since
		Inception1
CSIF Bond:
Return before taxes	6.74%	8.71%
Return after taxes on distributions	4.00%	5.29%
Return after taxes on distributions and sale of Fund shares	4.10%	5.27%
Lehman Aggregate Bond Index TR	10.25%	10.19%
Lehman US Credit Index	10.53%	10.50%
Lipper Corporate Debt Funds A-Rated Average	8.43%	8.58%

1Since inception of Class I shares (3/31/00).

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Income

Advisor	Calvert Asset Management Company, Inc.

Objective

Calvert Income Fund seeks to maximize income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities.

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

-	The market prices of bonds decline
-	The individual bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result
-	The credit quality of the securities deteriorates such as an event of bankruptcy
-	The Advisor's forecast as to interest rates is not correct.
-	The Advisor's allocation among different sectors of the bond market does not perform as well as expected
-	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund
-	The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit risk than investment grade bonds.

The Fund's active trading strategy may cause the Fund to    have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index and Lehman US Credit Index. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds BBB-Rated Average. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year Calvert Income Total Return

[INSERT BAR CHART HERE]

Best Quarter: (of period shown )	Q1 '01;	8.02%
Worst Quarter: (of period shown)	Q2 '00;	(0.83%)

Average Annual Total Returns(as of 12-31-02)

	1 year	Since
		Inception1
Calvert Income:
Return before taxes	5.64%	8.41%
Return after taxes on distributions	2.66%	4.80%
Return after taxes on distributions and sale of Fund shares	3.40%	4.92%
Lehman Aggregate Bond Index TR	10.25%	7.88%
Lehman US Credit Index	10.53%	7.67%
Lipper Corporate Debt Funds BBB-Rated Average	7.38%	5.90%

1 Since inception of Class I shares (2/28/99).

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Short Duration Income

Advisor	Calvert Asset Management Company, Inc.

Objective

Calvert Short Duration Income Fund seeks to maximize income to the extent consistent with prudent investment management and preservation of capital, through investment in short term bonds and with other income producing securities.

Principal investment strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities. Under normal circumstances, the Fund's average portfolio duration will range from one to three years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. Although the Fund seeks to purchase securities with independent credit ratings, there is no limit on the amount of unrated securities that may be purchased.

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-	The market prices of bonds decline
-	The credit quality of the securities deteriorates such as an event of bankruptcy
-	The individual bonds in the Fund do not perform as well as expected
-	The Advisor's forecast as to interest rates is not correct
-	The Advisor's allocation among different sectors of the bond market does not perform as well as expected
-	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
-	The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit risk than investment grade bonds.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(No performance results are shown for the Fund since it has been in existence for less than one calendar year.)

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Annual Fund operating expenses are deducted from Fund assets.

CLASS I

Redemption fee (CWVF International Equity only)1	2%

(as a % of redemption proceeds)

Note: Redemption fee applies only to certain large-ticket purchases that are redeemed or exchanged in less than 30 days.

Annual fund operating expenses2


	Management fees	Distribution and service (12b-1) fees	Other Expenses	Total annual fund operating expenses	Fee waiver and/or expense reimbursement	Net expenses
CSIF Balanced	.55%	--	.17%	.72%	--	--
CSIF Equity	.60%	--	.21%	.81%	(.01%)	.80%
Calvert Social Index Fund	.325%	--	.875%	1.20%	(.825%)	.375%
CSIF Enhanced Equity	.70%	--	1.05%	1.75%	(.94%)	.81%
Calvert Large Cap Growth	.69%	--	1.12%	1.81%	(1.02%)	.79%
Capital Accumulation	.75%	--	.94%	1.69%	(.83%)	.86%
CWVF International Equity	.90%	--	.37%	1.27%	(.17%)	1.10%
Calvert New Vision Small Cap	.85%	--	1.08%	1.93%	(1.01%)	.92%
CSIF Bond	.45%	--	.24%	.69%	(.01%)	.68%
Calvert Income	.50%	--	.11%	.61%	--	--
Calvert Short Duration Income	.45%	--	.31%	.76%	(.01%)	.75%


Explanation of Fees and Expenses Table

1

The redemption fee applies only to certain large-ticket purchases that are redeemed or exchanged out of the Fund in less than 30 days. The fee is not charged on certain retirement platforms or other similar omnibus-type accounts. The fee, where applicable, is deducted from your redemption proceeds. It is payable to the Fund. This fee is to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund.

2

Expenses are based on the Fund's most recent fiscal year, with exceptions for CSIF Enhanced Equity, Capital Accumulation, and Calvert New Vision Small Cap which are based on estimates for the upcoming fiscal year. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Calvert Large Cap Growth, the Fund, to the Subadvisor, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for Calvert Large Cap Growth are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.

3

Calvert has agreed to limit annual Fund operating expenses (net of any expense offset arrangements) for all of the Funds' Class I shares (other than CSIF Balanced and Calvert Income) through January 31, 2004. The contractual expense cap is shown as "Net expenses", except for Calvert Large Cap Growth whose cap is 0.90%, exclusive of any performance fee adjustment. The amount shown in the table reflects a negative 0.11% performance fee adjustment. Calvert has further agreed to limit annual Fund operating expenses for Calvert Large Cap Growth at 1.50% through January 31, 2013. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments, taxes and capital items. The Fund has an offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.

Example

This example is intended to help you compare the cost of investing  in a Fund with the cost of investing in other mutual funds.

The example assumes that:

- You invest $1,000,000 in the Fund for the time periods indicated;

- Your investment has a 5% return each year;

- You redeem all shares at the end of the periods; and

- The Fund's operating expenses remain the same.

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Although your actual costs may be higher or lower, under these  assumptions your costs would be as follows if the Class I shares are held for 1, 3, 5 or 10 years:

	1 year	3 years	5 years	10 years
CSIF Balanced	$7,354	$23,020	$40,056	$89,449
CSIF Equity	8,168	25,763	44,864	100,073
Calvert Social Index Fund	3,837	29,910	58,002	138,124
CSIF Enhanced Equity	8,270	45,931	86,080	198,442
Calvert Large Cap Growth	8,066	40,433	75,105	172,978
Capital Accumulation	8,778	45,152	83,974	192,846
CWVF International Equity	11,215	38,599	68,064	151,898
Calvert New Vision Small Cap	9,388	50,805	94,805	217,183
CSIF Bond	6,947	21,970	38,316	85,760
Calvert Income	6,234	19,535	34,029	76,213
Calvert Short Duration Income	7,659	24,184	42,140	94,131

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Investment Practices and Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

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Key to Table

J	Fund currently uses as a principal
investment practice
q	Permitted, but not typically used
as a principal investment practice
(% of assets allowable, if restricted)
8	Not permitted
xN	Allowed up to x% of Fund's net assets
xT	Allowed up to x% of Fund's total assets
N/A	not applicable to this type of fund

	a	b	c	d	e	f	g	h	i
CSIF Balanced	J	q	8	J	25N	q	J	20N3	J
CSIF Equity	q	q	8	J	25N	q	q	20N3	q
Calvert Social Index Fund	q	q	8	J	5T1	q	N/A	N/A	q
CSIF Enhanced Equity	q	q	8	J	8	N/A	N/A	N/A	N/A
Large Cap Growth	q	q	8	J	10N	q	q	20N	q
Capital Accumulation	q	q	8	J	25N	q	q (35N)	10N3	q
CWVF International Equity	q	q	8	J	J	q	q (35N)	5N3	q
Calvert New Vision Small Cap	q	q	8	J	15T2	J	q	5N3	q
CSIF Bond	J	q	8	N/A	25N	N/A	J	35N3	J
Calvert Income	J	q	J	q	30N	N/A	J	35N	J
Calvert Short Duration Income	J	q	J	N/A	30N	N/A	J	35N	J

Investment Practices
a

Active Trading Strategy/Turnoverinvolves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

b

Temporary Defensive Positions.During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

c

Hedging Strategies.The use of short sales of US Treasury securities for the limited purpose of hedging the Fund's duration (duration is a measure of the interest rate-sensitivity of the Fund). Any short sales are "covered" with an equivalent amount of high quality, liquid securities in a segregated account at the Fund's  custodian. Risks: Correlation, Management and Opportunity

Conventional Securities
d

Stocks in General. The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

e

Foreign securities.Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

f

Small cap stocks.Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

g	Investment grade bonds.Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.

h

Below-investment grade bonds.Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

i

Unrated debt securities.Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	k	m	n	o	p	r	s	t	u
CSIF Balanced	15N	q	J	J	q	q	5T4	5N5	q
CSIF Equity	15N	q	q	q	q	q	5T4	5N5	N/A
Calvert Social Index Fund	15N	N/A	N/A	N/A	N/A	N/A	N/A	5N5	N/A
CSIF Enhanced Equity	15N	N/A	N/A	N/A	N/A	N/A	5T4	5N5	N/A
Large Cap Growth	15N	q	q	q	q	q	5T4	5N5	N/A
Capital Accumulation	15N	q	q	q	q	5T	5T4	5N5	q
CWVF International Equity	15N	q	q	q	q	5T	5T4	5N5	N/A
Calvert New Vision Small Cap	15N	q	q	q	q	8	5T4	5N5	N/A
CSIF Bond	15N	N/A	J	J	q	q	5T4	5N5	q
Calvert Income	15N	N/A	J	J	q	5T	q	5N5	q
Calvert Short Duration Income	15N	N/A	J	J	q	q (5T)	q	5N5	q

k

Illiquid securities.Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid. Risks: Liquidity, Market and Transaction.

m

Initial Public Offerings ("IPOs")IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guidelines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes. Risks: Market.

Unleveraged Derivative Securities.
n

Asset-backed securities.Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

o

Mortgage-backed securities.Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

p	Participation interests.Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.

r

Currency contracts.Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

Leveraged Derivative Instruments
s

Options on securities and indices.Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

t

Futures contract.Agreement to buy or sell a specific amount of  a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

u

Structured securities.Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.

1

Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index.  The Index (and hence the Fund) may include securities issued by companies located outside the US but only if they are traded primarily on the NYSE or AMEX/NASDAQ.

2	New Vision Small Cap may invest only in American Depository Receipts (ADRs) -- dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on US exchanges. See the SAI.

3	Excludes any high social impact investments.

4	Based on net premium payments.

5	Based on initial margin required to establish the position.

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The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another.  If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur.  For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys,  sells or holds a security denominated in foreign currency.  Foreign currencies "float" in value against the U.S. dollar.  Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities.  When interest rates rise, the value of fixed-income securities will generally fall.  Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities.  Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market.  This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold.  A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security.  The Fund must then reinvest those assets at the current market rate, which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What is Indexing? (Calvert Social Index Fund)

An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or for worse. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market.

To track its target index as closely as possible, the Calvert Social Index Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds, by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Investment Selection Process (not applicable to Calvert Income Fund and Calvert Short Duration Income Fund)

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria.  To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria.  Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.  In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations.  Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs.  By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society.  These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund, Calvert Large Cap Growth, and Calvert New Vision Small Cap:

These Funds seek to invest in companies that:

-

Deliver safe products and services in ways that sustain our natural environment. For example, The Funds look for companies that produce energy from renewable resources, while avoiding consistent polluters.

-	Manage with participation throughout the organization in defining and achieving objectives. For example, The Funds look for companies that offer employee stock ownership or profit-sharing plans.

-

Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied.  For example, the Funds consider both unionized and non-union firms with good labor relations.

-

Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized.  For example, the Funds look for companies with an above average commitment to community affairs and charitable giving.

These Funds seek to avoid investing in companies that Calvert determines to be significantly engaged in:

-	Business activities in support of repressive regimes
-	Production, or the manufacture of equipment, to produce nuclear energy
-	Manufacture of weapon systems
-	Manufacture of alcoholic beverages or tobacco products
-	Operation of gambling casinos
-	A pattern and practice of violating the rights of American Indians and other indigenous peoples.

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert World Values International Equity:

The spirit of CWVF International Equity's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF International Equity social investment standards are less stringent than those of CSIF.

CWVF International Equity seeks to invest in companies that:

-

Achieve excellence in environmental management.  We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We seek to avoid investing in companies with poor environmental records.

-

Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria.  We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards.  We seek to avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF International Equity seeks to avoid investing in companies that:

-	Contribute to human rights abuses in other countries.1

-	Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems.

-

Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine.

-	Are significantly engaged in a pattern and practice of violating the rights of indigenous peoples. We also support the promotion of positive portrayals of indigenous peoples and their heritage.

1       CWVF International Equity may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.

Special Investment Programs

As part of Calvert's and our shareholders' ongoing commitment to providing and fostering innovative initiatives, the various Funds invest a small percentage of their respective assets in special investment programs  -- High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.  Each Fund remains committed to delivering financial performance and societal impact.  The amount invested by any one Fund in these programs together ranged from 0.54% to  6.72% of assets, as of September 30, 2002.

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High Social Impact Investments

CSIF Balanced, Bond, and Equity, Calvert World Values International Equity, Capital Accumulation, New Vision Small Cap, Calvert Social Index Fund, and Large Cap Growth

High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity, and CSIF Bond, Calvert Social Index Fund, Large Cap Growth and New Vision Small Cap and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Funds' Boards.

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Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund limits the amount of such investments to only 1% of Fund assets, and will not engage in this program until reaching $50 million in assets.

Special Equities

CSIF Balanced, CSIF Equity, Calvert World Values International Equity, and Capital Accumulation

each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments.  Special Equities involve a high degree of risk -- they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Funds' Boards. The Calvert Social Index Fund may engage in this program upon reaching $50 million in assets. Special Equities investments are limited to only 1% of the Calvert Social Index Fund's assets, and to 10% of the assets of each of CSIF Balanced, CSIF Equity, CWVF International Equity, and Capital Accumulation.

Manager Discovery Program

As part of Calvert's and CSIF shareholders' ongoing commitment to promoting equal opportunity, Calvert has introduced the Manager Discovery Program as a component of the CSIF Balanced Portfolio.  The program allocates up to 5% of the CSIF Balanced Portfolio assets to strong performing yet often overlooked minority and women-owned money management firms.  These firms must have a proven track record and investment discipline that mirror the investment objectives of the CSIF Balanced Portfolio.  The Manager Discovery Program brings a dynamic new perspective to the Portfolio, while maintaining Calvert's long-standing commitment to seeking financial performance and societal impact.

Shareholder Advocacy and Social Responsibility

As the Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by pushing companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with management as part of its social research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About Calvert

CALVERT ASSET MANAGEMENT COMPANY, INC.  (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of Calvert. It has been managing mutual fund portfolios since 1976.  Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2002, Calvert had over $8.5 billion in assets under management.

Calvert uses a team approach to its management of  CSIF Bond (since February 1997),  Calvert Income (since February 1995) and the fixed-income assets of CSIF Balanced (June 1995). Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment strategy and management of all Calvert Funds for Calvert while Gregory Habeeb manages the day-to-day investments of Calvert's taxable fixed-income portfolios.  Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.

Subadvisors and Portfolio Managers

BROWN CAPITAL MANAGEMENT, INC., 1201 North Calvert Street, Baltimore, Maryland 21202, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994.  In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced.  He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company.  Mr. Brown is a frequent panelist on "Wall Street Week" and is a member of the Wall Street Week Hall of Fame.

SSgA FUNDS MANAGEMENT,INC. (SSgA FM), Two International Place, Boston, MA 02110, is a subsidiary of State Street Corporation. SSgA FM is an adviser registered with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940. SSgA FM is the successor to State Street Global Advisors (SSgA), a division of State Street Bank and Trust Company.

SSgA FM's portfolio management team for both CSIF Enhanced Equity and CSIF Balanced is headed by Douglas Holmes, CFA.  Doug is a Principal of State Street Global Advisors and heads the Global Enhanced Equity Group.  He specializes in portfolio construction, risk control, and implementation of enhanced equity portfolios.  Doug is the co-inventor of SPDRs and continues to be involved in all related products discussed or created by the firm.  Prior to joining State Street in 1984, Doug was a partner at Lovett, Ward & Bertelsen.  Before this, he was affiliated with Batterymarch Financial Management and was a member of the New Product Committee of the American Stock Exchange.  Doug has been working in the investment management industry since 1980.  Doug has a BS in Mathematics from Northeastern University.

ATLANTA CAPITAL MANAGEMENT COMPANY, LLC, Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity.  He is a senior Partner and senior investment professional for Atlanta Capital.  He has been with the firm since 1976.  He specializes in equity portfolio management and research.  Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company.  Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO); 40 Rowes Wharf, Boston, Massachusetts, 02110 manages the Calvert World Values International Equity Fund.

Thomas Hancock and Christopher M. Darnell co-head the portfolio management team for the Portfolio.  Mr. Hancock joined the firm in 1995, serving as a research analyst.  He became a member of the firm in 2000 and is currently engaged in global quantitative equities portfolio management. Prior to joining the firm, he was a research scientist at Siemens and a software engineer at IBM.  Mr. Hancock attended Rensselaer Polytechnic Institute (B.S.) and Harvard University (Ph.D.).

Mr. Darnell joined the firm in 1979, serving as a research analyst.  He became a member of the firm in 1984 and Head of Quantitative Research in 1996.  He has also served as Chief Investment Officer of Quantitative Investment Products and Chairman of the U.S. Equity Investment Policy Group at GMO.  Prior to joining the firm, Mr. Darnell attended Yale University (B.A.) and Harvard University (M.B.A.).

AWAD ASSET MANAGEMENT, INC. (AWAD), 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997.  The firm specializes in the management of small-capitalization growth stocks.  They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992.  He heads the portfolio management team for New Vision Small Cap.  Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Bridgeway Capital Management, Inc., 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Calvert Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994. John Montgomery, founder and President of Bridgeway Capital Management, Inc., is responsible for selecting the securities that the Fund purchases and sells. Mr. Montgomery holds bachelor degrees from Swarthmore College in both engineering and philosophy and graduate degrees from MIT and Harvard Business School. He worked with computer modeling and quantitative methods as a research engineer at MIT in the late 70's. Later, as a student at Harvard, he investigated methods to apply modeling to portfolio management. Mr. Montgomery began applying these methods to his own investments in 1985. He left the transportation industry at the end of 1991 to perform full time research on his investment models.

World Asset Management, LLC, 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. It has been in the index business since the mid 1970s and specializes in passive portfolio management technique. It has managed the Fund since inception.


Bob Turner is the founder, chairman, and chief investment officer of Turner Investment Partners.  He heads the Fund's portfolio management team.  A Chartered Financial Analyst, he was previously senior investment manager with Meridian Investment Company.

Profit Investment Management, 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, manages a portion of the equity assets of CSIF Balanced Portfolio. Profit is a part of Calvert's Manager Discovery Program.

Eugene A. Profit founded Profit Investment Management in 1996. He serves as president and chief investment officer, as well as portfolio manager of the Profit Value Fund. He holds a BA in economics from Yale University.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees (paid to applicable subadvisor, if any, by Calvert or the Fund.) Note, it does not include administrative services fees.


CSIF Balanced	.425%
CSIF Equity	.50%
Calvert Social Index Fund	.225%
CSIF Enhanced Equity	.60%
Calvert Large Cap Growth	.59%1
Capital Accumulation	.65%
CWVF International Equity	.75%
Calvert New Vision Small Cap	.75%
CSIF Bond	.35%
Calvert Income	.40%
Calvert Short Duration Income	.35%


1

  This includes a 0.45% subadvisory fee the Fund pays directly to the Subadvisor. The Subadvisor may earn (or have its base fee reduced by) a performance adjustment of plus or minus 0.25%, based on the extent to which performance of the Fund exceeds or trails the index against which it is measured.

HOW TO OPEN AN ACCOUNT

Complete and sign an application for each new account.  Be sure to specify Class I.  All purchases must be made by bank wire in U.S. dollars.  For more information and wire instructions, call Calvert at 800-327-2109.

Minimum To Open an Account  $1,000,000

IMPORTANT - HOW SHARES ARE PRICED

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veteran's Day, when the NYSE is open and the Fund is open but purchases cannot be made due to the closure of the banking system.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your order is received in good order.  Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.  All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER CALVERT FEATURES

CALVERT INFORMATION NETWORK

For 24 hour performance and account information call

800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

TELEPHONE TRANSACTIONS

You may purchase, redeem, or exchange shares and wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

Shares may only be exchanged for Class I shares of another Calvert Fund.

Exchange requests will not be accepted on any day Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, each Fund and the distributor may reject any order considered market-timing activity.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

ELECTRONIC DELIVERY OF PROSPECTUSES AND SHAREHOLDER REPORTS

You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

COMBINED GENERAL MAILINGS (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL SERVICES AND CHARGES

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

MINIMUM ACCOUNT BALANCE

Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund.  If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record.  You will be given a notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.


Calvert Income	Paid monthly
Calvert Short Duration Income	Paid monthly
CSIF Bond	Paid monthly
CSIF Balanced	Paid quarterly
CSIF Equity	Paid annually
Calvert Social Index Fund	Paid annually
CSIF Enhanced Equity	Paid annually
Calvert Large Cap Growth	Paid annually
Capital Accumulation	Paid annually
CWVF International Equity	Paid annually
Calvert New Vision Small Cap	Paid annually


Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire to a predesignated bank account.  Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business.  Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Request in "Good Order"

All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

- The Fund name and account number

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).*

- Any supporting legal documentation that may be required.

- Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745

You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized.  Class I redemptions must be made by wire.

If you want the money to be wired to a bank not previously authorized, then a voided bank check must be provided.  To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations).  The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front or back-end sales charge. The information has been derived from the Fund's financial statements, which for 2002 have been audited by KPMG LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for years presented prior to September 30, 2002 has been audited by other auditors.

Balanced Portfolio

Financial Highlights

	Years Ended
	September 30,	September 30
Class I Shares	2002	2001
Net asset value, beginning	$24.35	$33.10
Income from investment operations
Net investment income	.68	.94
Net realized and unrealized gain (loss)	(3.01)	(6.31)
Total from investment operations	(2.33)	(5.37)
Distributions from
Net investment income	(.69)	(.98)
Net realized gains	--	(2.40)
Total distributions	(.69)	(3.38)
Total increase (decrease) in net asset value	(3.02)	(8.75)
Net asset value, ending	$21.33	$24.35

Total return*	(9.87%)	(17.33%)
Ratios to average net assets:
Net investment income	2.77%	3.55%
Total expenses	.72%	.67%
Expenses before offsets	.72%	.67%
Net expenses	.71%	.66%
Portfolio turnover	192%	214%
Net assets, ending (in thousands)	$26,612	$29,399

	Periods Ended
	September 30,	September 30,
Class I Shares	2000	1999##
Net asset value, beginning	$32.13	$32.52
Income from investment operations
Net investment income	.88	.52
Net realized and unrealized gain (loss)	3.12	(.35)
Total from investment operations	4.00	.17
Distributions from
Net investment income	(.99)	(.56)
Net realized gains	(2.04)	--
Total distributions	(3.03)	(.56)
Total increase (decrease) in net asset value	.97	(.39)
Net asset value, ending	$33.10	$32.13

Total return*	12.97%	.52%
Ratios to average net assets:
Net investment income	2.97%	2.54% (a)
Total expenses	.71%	.74% (a)
Expenses before offsets	.71%	.74% (a)
Net expenses	.69%	.73% (a)
Portfolio turnover	184%	175%
Net assets, ending (in thousands)	$49,530	$13,458

Equity Portfolio

Financial Highlights

		Periods Ended
	September 30,	September 30,	September 30,
Class I Shares	2002	2001	2000 #
Net asset value, beginning	$27.91	$33.15	$28.64
Income from investment operations
Net investment income	.08	.11	.05
Net realized and unrealized gain (loss)	(2.99)	(3.72)	6.29
Total from investment operations	(2.91)	(3.61)	6.34
Distributions from
Net realized gains	(.88)	(1.63)	(1.83)
Total increase (decrease) in net asset value	(3.79)	(5.24)	4.51
Net asset value, ending	$24.12	$27.91	$33.15

Total return*	(11.17%)	(11.49%)	23.10%
Ratios to average net assets:
Net investment income	.36%	.36%	.16% (a)
Total expenses	.81%	1.07%	1.18% (a)
Expenses before offsets	.80%	.82%	.86% (a)
Net expenses	.80%	.80%	.80% (a)
Portfolio turnover	28%	43%	49%
Net assets, ending (in thousands)	$8,844	$2,501	$2,826

Calvert Social Index Fund

Financial Highlights

		Periods Ended
	September 30,	September 30,	September 30,
Class I Shares	2002	2001	2000 ###
Net asset value, beginning	$9.73	$14.81	$15.00
Income from investment operations
Net investment income	.06	.08	.03
Net realized and unrealized gain (loss)	(2.18)	(5.12)	(.22)
Total from investment operations	(2.12)	(5.04)	(.19)
Distributions from:
Net investment income	(.05)	(.04)	--
Total distributions	(.05)	(.04)	--
Total increase (decrease) in net asset value	(2.17)	(5.08)	(.19)
Net asset value, ending	$7.56	$9.73	$14.81
Total return*	(21.99%)	(34.08%)	(1.27%)
Ratios to average net assets:
Net investment income	.73%	.72%	.77% (a)
Total expenses	1.20%	1.18%	1.21% (a)
Expenses before offsets	.39%	.48%	.62% (a)
Net expenses	.38%	.38%	.38% (a)
Portfolio turnover	9%	13%	10%
Net assets, ending (in thousands)	$3,622	$4,249	$19,750

Enhanced Equity Portfolio

Financial Highlights

		Periods Ended
	January 18,	September 30,	September 30,
Class I Shares	2002***	2001	2000
Net asset value, beginning	$14.84	$20.04	$16.89
Income from investment operations
Net investment income	.02	.07	.07
Net realized and unrealized gain (loss)	1.62	(5.13)	3.13
Total from investment operations	1.64	(5.06)	3.20
Distributions from
Net investment income	--	--	(.05)
Net realized gain	--	(.14)	--
Total increase (decrease) in net asset value	1.64	(5.20)	3.15
Net asset value, ending	$16.48	$14.84	$20.04

Total return*	11.08%	(25.40%)	18.94%
Ratios to average net assets:
Net investment income	.53% (a)	.38%	.37%
Total expenses	1,022.38%(a)	1.00%	.95%
Expenses before offsets	.77% (a)	.82%	.83%
Net expenses	.75% (a)	.75%	.75%
Portfolio turnover	10%	39%	43%
Net assets, ending (in thousands)	$0	$1	$22,163

	Periods Ended
	September 30,	September 30,
Class I Shares	1999	1998 ++
Net asset value, beginning	$13.54	$15.00
Income from investment operations
Net investment income	.11	.04
Net realized and unrealized gain (loss)	3.29	(1.50)
Total from investment operations	3.40	(1.46)
Distributions from
Net investment income	(.05)	----
Total increase (decrease) in net asset value	3.35	(1.46)
Net asset value, ending	$16.89	$13.54

Total return*	25.09%	(9.73%)
Ratios to average net assets:
Net investment income	.65%	.54% (a)
Total expenses	.91%	1.03% (a)
Expenses before offsets	.81%	.81% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	56%	27%
Net assets, ending (in thousands)	$18,652	$14,897

Calvert Large Cap Growth

Financial Highlights

		Periods Ended
	September 30,	September 30,	June 30,
Class I Shares	2002	2001**	2001
Net asset value, beginning	$19.30	$23.37	$36.09
Income from investment operations
Net investment income (loss)	(.01)	--	.01
Net realized and unrealized gain (loss)	(2.85)	(4.07)	(9.12)
Total from investment operations	(2.86)	(4.07)	(9.11)
Distributions from
Net realized gain	--	--	(3.61)
Total distributions	--	--	(3.61)
Total increase (decrease) in net asset value	(2.86)	(4.07)	(12.72)
Net asset value, ending	$16.44	$19.30	$23.37

Total return*	(14.82%)	(17.42%)	(27.80%)
Ratios to average net assets:
Net investment income (loss)	(.05%)	(.02%) (a)	.02%
Total expenses	1.81%	2.13% (a)	2.05%
Expenses before offsets	.82%	.79% (a)	1.10%
Net expenses	.79%	.70% (a)	1.06%
Portfolio turnover	71%	31%	122%
Net assets, ending (in thousands)	$3,574	$5,043	$6,208

		Years Ended
	June 30,	June 30,	June 30,
Class I Shares	2000	1999	1998
Net asset value, beginning	$26.45	$21.14	$16.21
Income from investment operations
Net investment income	(.12)	(.14)	--
Net realized and unrealized gain (loss)	10.03	5.62	5.57
Total from investment operations	9.91	5.48	5.57
Distributions from
Net investment income	--	--	(.01)
Net realized gain	(.27)	(.17)	(.63)
Total distributions	(.27)	(.17)	(.64)
Total increase (decrease) in net asset value	9.64	5.31	4.93
Net asset value, ending	$36.09	$26.45	$21.14

Total return*	37.60%	26.20%	35.30%
Ratios to average net assets:
Net investment income (loss)	(.37%)	(.60%)	.02%
Total expenses	2.13%	2.13%	3.81%
Expenses before offsets	1.50%	1.50%	1.50%
Net expenses	1.50%	1.50%	1.50%
Portfolio turnover	71%	58%	38%
Net assets, ending (in thousands)	$7,385	$2,820	$1,473

Calvert Capital Accumulation

Financial Highlights

	Periods Ended
	January 18,	September 30,
CLASS I SHARES	2002***	2001
Net asset value, beginning	$20.84	$36.84
Income from investment operations
Net investment income (loss)	(.05)	(.23)
Net realized and unrealized gain (loss)	4.20	(10.53)
Total from investment operations	4.15	(10.76)
Distributions from
Net realized gain	(.01)	(5.24)
Total distributions	(.01)	(5.24)
Total increase (decrease) in net asset value	4.14	(16.00)
Net asset value, ending	$24.98	$20.84

Total return*	19.92%	(34.61%)
Ratios to average net assets:
Net investment income (loss)	(0.64%) (a)	(0.67%)
Total expenses	1,316.21%(a)	33.47%
Expenses before offsets	.80% (a)	2.19%
Net expenses	.80% (a)	.80%
Portfolio turnover	9%	71%
Net assets, ending (in thousands)	$0	$1

	Periods Ended
	September 30,	September 30,
CLASS I SHARES	2000	1999+++
Net asset value, beginning	$25.99	$26.18
Income from investment operations
Net investment income (loss)	(.12)	(.08)
Net realized and unrealized gain (loss)	11.48	(.11)
Total from investment operations	11.36	(.19)
Distributions from
Net realized gain	(.51)	--
Total distributions	(.51)	--
Total increase (decrease) in net asset value	10.85	(.19)
Net asset value, ending	$36.84	$25.99

Total return*	44.25%	(.73%)
Ratios to average net assets:
Net investment income (loss)	(0.39%)	(.50%) (a)
Total expenses	1.20%	1.24% (a)
Expenses before offsets	.86%	.85% (a)
Net expenses	.80%	.80% (a)
Portfolio turnover	116%	88%
Net assets, ending (in thousands)	$108	$2,547

Calvert World Values International Equity

Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2002	2001
Net asset value, beginning	$13.97	$22.03
Income from investment operations
Net investment income	.16	.18
Net realized and unrealized gain (loss)	(1.67)	(6.86)
Total from investment operations	(1.51)	(6.68)
Distributions from:
Net realized gains	(.08)	(1.38)
Total distributions	(.08)	(1.38)
Total increase (decrease) in net asset value	(1.59)	(8.06)
Net asset value, ending	$12.38	$13.97

Total return*	(10.93%)	(32.25%)
Ratios to average net assets:
Net investment income (loss)	1.05%	1.09%
Total expenses	1.27%	1.19%
Expenses before offsets	1.06%	1.07%
Net expenses	1.05%	1.05%
Portfolio turnover	106%	93%
Net assets, ending (in thousands)	$5,943	$22,085

	Periods Ended
	September 30,	September 30,
Class I Shares	2000	1999+
Net asset value, beginning	$21.99	$19.91
Income from investment operations
Net investment income	.16	.15
Net realized and unrealized gain (loss)	.84	1.93
Total from investment operations	1.00	2.08
Distributions from:
Net realized gains	(.96)	--
Total distributions	(.96)	--
Total increase (decrease) in net asset value	.04	2.08
Net asset value, ending	$22.03	$21.99

Total return*	4.10%	10.45%
Ratios to average net assets:
Net investment income (loss)	.90%	1.19% (a)
Total expenses	1.28%	1.53% (a)
Expenses before offsets	1.12%	1.09% (a)
Net expenses	1.05%	1.05% (a)
Portfolio turnover	76%	82%
Net assets, ending (in thousands)	$10,114	$3,006

Calvert New Vision Small Cap

Financial Highlights

	Periods Ended
	January 18,	September 30,
Class I Shares	2002***	2001
Net asset value, beginning	$15.76	$18.77
Income from investment operations
Net investment income (loss)	(.02)	.04
Net realized and unrealized gain (loss)	2.16	(1.63)
Total from investment operations	2.14	(1.59)
Distributions from
Net realized gain	(.37)	(1.42)
Total distributions	(.37)	(1.42)
Total increase (decrease) in net asset value	1.77	(3.01)
Net asset value, ending	$17.53	$15.76

Total return*	13.58%	(8.65%)
Ratios to average net assets:
Net investment income (loss)	(.35%) (a)	.25%
Total expenses	1,179.31% (a)	64.09%
Expenses before offsets	.70% (a)	3.71%
Net expenses	.70% (a)	.82%
Portfolio turnover	11%	66%
Net assets, ending (in thousands)	$0	$1

	Periods Ended
	September 30,	September 30,
Class I Shares	2000	1999+++
Net asset value, beginning	$13.57	$12.20
Income from investment operations
Net investment income (loss)	(.03)	.03
Net realized and unrealized gain (loss)	5.23	1.34
Total from investment operations	5.20	1.37
Distributions from
Net realized gain	--	--
Total distributions	--	--
Total increase (decrease) in net asset value	5.20	1.37
Net asset value, ending	$18.77	$13.57

Total return*	38.32%	11.23%
Ratios to average net assets:
Net investment income (loss)	(.14%)	.36% (a)
Total expenses	1.64%	1.87% (a)
Expenses before offsets	.98%	.93% (a)
Net expenses	.82%	.82% (a)
Portfolio turnover	113%	68%
Net assets, ending (in thousands)	$46	$1,314


Bond Portfolio

Financial Highlights

		Periods Ended
	September 30,	September 30,	September 30,
Class I Shares	2002	2001	2000####
Net asset value, beginning	$16.39	$15.39	$15.56
Income from investment operations
Net investment income	.87	1.11	.60
Net realized and unrealized gain (loss)	.02	.99	(.18)
Total from investment operations	.89	2.10	.42
Distributions from
Net investment income	(.91)	(1.10)	(.59)
Net realized gains	(.56)	--	--
Total distributions	(1.47)	(1.10)	(.59)
Total increase (decrease) in net asset value	(.58)	1.00	(.17)
Net asset value, ending	$15.81	$16.39	$15.39

Total return*	5.83%	14.12%	2.83%
Ratios to average net assets:
Net investment income	5.44%	6.82%	7.85% (a)
Total expenses	.69%	1.28%	1.19% (a)
Expenses before offsets	.61%	.62%	.65% (a)
Net expenses	.60%	.60%	.60% (a)
Portfolio turnover	607%	955%	1,011%
Net assets, ending (in thousands)	$12,764	$1,473	$1,028

Calvert Income Fund

Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2002	2001
Net asset value, beginning	$17.46	$16.63
Income from investment operations
Net investment income	1.06	1.22
Net realized and unrealized gain (loss)	(.66)	.97
Total from investment operations	.40	2.19
Distributions from
Net investment income	(1.11)	(1.20)
Net realized gain	(.62)	(.16)
Total distributions	(1.73)	(1.36)
Total increase (decrease) in net asset value	(1.33)	.83
Net asset value, ending	$16.13	$17.46

Total return*	2.46%	13.81%
Ratios to average net assets:
Net investment income	6.70%	7.40%
Total expenses	.61%	.68%
Expenses before offsets	.61%	.68%
Net expenses	.60%	.66%
Portfolio turnover	1,540%	2,645%
Net assets, ending (in thousands)	$33,782	$14,311

	Periods Ended
	September 30,	September 30,
Class I Shares	2000	1999 +++
Net asset value, beginning	$17.06	$16.73
Income from investment operations
Net investment income	1.26	.63
Net realized and unrealized gain (loss)	(.21)	.34
Total from investment operations	1.05	.97
Distributions from
Net investment income	(1.23)	(.64)
Net realized gain	(.25)	--
Total distributions	(1.48)	(.64)
Total increase (decrease) in net asset value	(.43)	.33
Net asset value, ending	$16.63	$17.06

Total return*	6.48%	5.83%
Ratios to average net assets:
Net investment income	7.78%	6.37% (a)
Total expenses	.82%	1.07% (a)
Expenses before offsets	.75%	.81% (a)
Net expenses	.72%	.72% (a)
Portfolio turnover	3,264%	3,454%
Net assets, ending (in thousands)	$13,954	$6,442

Calvert Short Duration Income Fund

Financial Highlights

Period Ended
September 30,
Class I Shares	2002 ++++
Net asset value, beginning	$15.40
Income from investment operations
Net investment income	.41
Net realized and unrealized gain	.54
Total from investment operations	.95
Distributions from:
From net investment income	(.38)
Total increase (decrease) in net asset value	.57
Net asset value, ending	$15.97

Total return*	6.27%
Ratios to average net assets:
Net investment income	4.22% (a)
Total expenses	.76% (a)
Expenses before offsets	.76% (a)
Net expenses	.75% (a)
Portfolio turnover	1,777%
Net assets, ending (in thousands)	$18,807

(a)     Annualized

+       From April 1, 1999 inception.

++      From April 15, 1998 inception.

+++ From March 1, 1999 inception.

++++ From February 27, 2002 inception.

#       From November 1, 1999 inception.

##      From March 31, 1999 inception.

###    From June 30, 2000 inception.

#### From March 31, 2000 inception.

##### From October 31, 2000 inception

*        Total return is not annualized for periods less than one year.

**       Three month audited period.

***    Class was liquidated on January 18, 2002. Shares are still available for public sale and operations will resume upon shareholder investment.

To Open an Institutional (Class I) Account:

800-327-2109

Performance and Prices:

www.calvert.com

Calvert Information Network

24 hours, 7 days a week

800-368-2745

Service for Existing Accounts:

Shareholders  800-327-2109

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Calvert Web-Site

www.calvert.com

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:  Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders.  In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):  The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert

4550 Montgomery Ave., Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-327-2109

Calvert Web-Site

www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov.  Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-3334 (CSIF)

no. 811- 06563 (CWVF International Equity and Capital Accumulation)

no. 811- 3416 (New Vision Small Cap, Calvert Income and Calvert Short Duration Income)

no. 811-09877 (Calvert Social Index Fund)

no. 811-10045 (Calvert Large Cap Growth)